Capital Income Builder®
Investment portfolio
January 31, 2026
unaudited

Common stocks 78.98% Financials 15.75%	Shares	Value (000)
JPMorgan Chase & Co.	5,188,166	$1,587,008
NatWest Group PLC	129,284,759	1,176,784
Morgan Stanley	5,338,737	975,921
Wells Fargo & Co.	9,669,299	874,975
PNC Financial Services Group, Inc.	3,489,740	779,259
DBS Group Holdings, Ltd.	14,153,031	658,643
Munchener Ruckversicherungs-Gesellschaft AG	1,055,399	641,021
ING Groep NV	21,552,961	634,096
Zurich Insurance Group AG	866,964	615,695
BlackRock, Inc.	543,574	608,227
Banco Santander SA	45,287,756	578,690
Progressive Corp.	2,762,109	574,519
KB Financial Group, Inc.	4,999,869	469,628
Banco Bilbao Vizcaya Argentaria SA	18,356,626	466,731
Tokio Marine Holdings, Inc.	12,285,500	454,633
Truist Financial Corp.	7,719,382	396,931
BNP Paribas SA	3,567,919	385,706
Sampo Oyj, Class A	34,134,646	380,338
UniCredit SpA	4,144,427	360,830
CME Group, Inc., Class A	1,034,145	298,930
AIA Group, Ltd.	24,781,200	286,604
Marsh & McLennan Cos., Inc.	1,451,150	273,092
Power Corp. of Canada, subordinate voting shares	5,375,335	271,086
Toronto-Dominion Bank (The) (CAD denominated)	2,876,611	268,848
Japan Post Bank Co., Ltd.	15,134,700	267,957
3i Group PLC	5,650,479	259,094
Hana Financial Group, Inc.	3,548,623	246,781
TPG, Inc., Class A	3,943,484	232,311
Sumitomo Mitsui Financial Group, Inc. (a)	6,421,100	227,037
Euronext NV	1,620,919	226,528
Bank of America Corp.	4,241,713	225,659
Mizuho Financial Group, Inc.	4,878,800	213,834
American International Group, Inc.	2,837,140	212,445
360 ONE WAM, Ltd.	16,612,840	204,853
Skandinaviska Enskilda Banken AB, Class A	9,410,000	202,145
EFG International AG	7,785,720	198,206
Apollo Asset Management, Inc.	1,446,371	194,595
Intact Financial Corp.	1,009,438	183,784
PICC Property and Casualty Co., Ltd., Class H	87,688,000	181,727
BPER Banca SpA	10,406,246	146,232
Banco BPM SpA (a)	9,462,380	141,549
London Stock Exchange Group PLC	1,248,226	138,725
Resona Holdings, Inc.	11,864,900	137,195
Canadian Imperial Bank of Commerce	1,383,303	127,841
Western Union Co. (a)	13,519,548	126,678
State Street Corp.	853,853	111,735
Capital Income Builder — Page 1 of 57

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
National Bank of Canada	900,633	$107,317
Citizens Financial Group, Inc.	1,700,000	107,066
Standard Chartered PLC	4,193,691	106,850
T&D Holdings, Inc.	4,286,300	105,330
Bank Central Asia Tbk PT	212,537,000	93,701
Allianz SE	212,091	93,471
East West Bancorp, Inc.	793,500	90,808
Hong Kong Exchanges and Clearing, Ltd.	1,639,300	90,693
Deutsche Bank AG	2,237,693	88,327
SouthState Bank Corp.	788,997	80,738
Blackstone, Inc.	530,215	75,513
Patria Investments, Ltd., Class A	4,913,539	71,787
Equitable Holdings, Inc.	1,466,314	68,037
Vontobel Holding AG	724,483	62,416
Nordnet AB	1,557,160	50,416
Houlihan Lokey, Inc., Class A	190,904	32,133
Medibank Private, Ltd.	9,980,091	32,107
Sberbank of Russia PJSC (b)	19,327,472	— (c)
		19,581,816
Information technology 10.94%
Broadcom, Inc.	14,828,888	4,912,811
Taiwan Semiconductor Manufacturing Co., Ltd.	67,564,820	3,810,853
Microsoft Corp.	3,530,802	1,519,269
Accenture PLC, Class A	3,424,190	902,753
Seagate Technology Holdings PLC	1,576,318	642,649
KLA Corp.	249,524	356,305
Tokyo Electron, Ltd.	1,040,600	277,767
MediaTek, Inc.	3,740,000	209,164
Texas Instruments, Inc.	913,128	196,825
TE Connectivity PLC	819,859	182,648
TDK Corp.	13,496,635	172,763
Analog Devices, Inc.	426,678	132,646
SAP SE	610,402	123,407
Skyworks Solutions, Inc.	1,474,060	82,194
Samsung Electronics Co., Ltd.	699,962	78,049
		13,600,103
Industrials 9.47%
RTX Corp.	11,843,398	2,379,694
Siemens AG	2,568,749	780,399
Volvo AB, Class B	20,875,334	759,316
BAE Systems PLC	25,790,966	696,646
Marubeni Corp. (a)	18,313,500	605,283
Union Pacific Corp.	2,096,227	492,823
Mitsubishi Corp. (a)	16,544,300	437,981
Deutsche Post AG	6,833,329	383,287
RELX PLC	10,398,046	366,944
Singapore Technologies Engineering, Ltd.	43,155,528	332,461
Northrop Grumman Corp.	467,619	323,714
Schneider Electric SE	1,094,416	314,328
Bouygues SA	5,517,523	298,298
ITOCHU Corp.	22,446,500	285,875
Lockheed Martin Corp.	411,553	261,015
Paychex, Inc.	2,402,849	247,806
Capital Income Builder — Page 2 of 57

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Watsco, Inc.	619,524	$239,415
FedEx Corp.	742,350	239,222
Automatic Data Processing, Inc.	904,496	223,248
Ryanair Holdings PLC (ADR)	3,080,861	217,509
Localiza Rent a Car SA, ordinary nominative shares	22,835,408	209,967
Localiza Rent a Car SA (d)	794,581	7,045
Airbus SE, non-registered shares	864,722	198,235
Hikari Tsushin, Inc.	600,900	165,057
Canadian National Railway Co. (CAD denominated)	1,575,944	151,605
Epiroc AB, Class A	4,450,000	124,745
Honeywell International, Inc.	523,663	119,144
SPIE SA	2,071,892	113,463
PACCAR, Inc.	882,980	108,527
Wolters Kluwer NV	1,105,188	103,336
Transurban Group	8,755,955	85,056
Valmet OYJ	2,350,000	80,587
Trinity Industries, Inc.	2,645,967	76,045
Caterpillar, Inc.	98,239	64,578
Broadridge Financial Solutions, Inc.	287,066	56,584
Sulzer AG	260,827	56,076
Brambles, Ltd.	2,880,350	44,928
Robert Half, Inc.	1,178,978	40,804
Computershare, Ltd.	1,731,596	39,442
UL Solutions, Inc., Class A	532,030	37,365
		11,767,853
Health care 9.13%
AbbVie, Inc.	8,347,827	1,861,649
AstraZeneca PLC	8,130,821	1,513,110
Amgen, Inc.	3,543,774	1,211,545
Gilead Sciences, Inc.	8,177,599	1,160,810
Abbott Laboratories	9,628,283	1,052,371
Novo Nordisk AS, Class B	14,981,134	878,726
Johnson & Johnson	2,895,751	658,059
Sanofi	6,872,556	645,194
UnitedHealth Group, Inc.	1,822,511	522,933
Medtronic PLC	4,933,686	507,972
CVS Health Corp.	3,923,773	292,400
Takeda Pharmaceutical Co., Ltd.	5,459,250	184,915
Royalty Pharma PLC, Class A	4,335,347	180,697
Merck & Co., Inc.	1,540,900	169,915
Roche Holding AG, nonvoting non-registered shares	334,497	151,747
Bristol-Myers Squibb Co.	2,221,427	122,290
Sandoz Group AG	1,387,511	109,809
GSK PLC	3,240,408	83,204
EssilorLuxottica SA	116,918	35,742
		11,343,088
Consumer staples 8.39%
Philip Morris International, Inc.	19,847,421	3,561,421
British American Tobacco PLC	37,086,999	2,220,732
British American Tobacco PLC (ADR)	3,041,264	184,544
Mondelez International, Inc., Class A	17,709,555	1,035,478
Imperial Brands PLC	14,916,518	625,802
Nestle SA	4,869,025	462,496
Capital Income Builder — Page 3 of 57

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Altria Group, Inc.	4,643,469	$287,849
Coca-Cola Co.	3,670,852	274,616
Sysco Corp.	3,063,138	256,844
WH Group, Ltd.	145,743,000	171,263
Danone SA	2,176,149	169,834
Kimberly-Clark Corp.	1,580,763	158,060
Procter & Gamble Co.	965,200	146,488
Marks and Spencer Group PLC	28,777,727	144,163
Unilever PLC	2,073,935	140,205
PepsiCo, Inc.	771,289	118,493
Dollar General Corp.	640,658	91,890
Carlsberg A/S, Class B	647,699	87,692
Pernod Ricard SA	761,662	67,785
Anheuser-Busch InBev SA/NV	867,244	61,762
Molson Coors Beverage Co., Class B, restricted voting shares	1,108,000	53,228
Constellation Brands, Inc., Class A	288,335	45,182
ITC, Ltd.	12,271,786	42,977
L’Oreal SA, non-registered shares	41,767	19,160
		10,427,964
Utilities 5.60%
Dominion Energy, Inc.	15,464,067	930,473
Engie SA	22,119,496	658,106
Iberdrola SA, non-registered shares	26,839,467	602,083
National Grid PLC	32,490,184	548,833
SSE PLC	16,341,970	541,596
E.ON SE	20,240,970	428,628
DTE Energy Co.	3,017,349	405,471
Pinnacle West Capital Corp.	4,265,345	399,066
CenterPoint Energy, Inc.	8,091,790	321,163
RWE AG	4,365,025	276,917
Atmos Energy Corp.	1,653,667	275,071
Duke Energy Corp.	2,184,078	265,038
Exelon Corp.	4,851,135	217,234
Sempra	2,385,292	207,544
Brookfield Infrastructure Partners, LP (CAD denominated)	4,731,808	171,286
Brookfield Infrastructure Partners, LP (d)	389,439	14,078
Power Grid Corp. of India, Ltd.	46,112,774	128,582
Entergy Corp.	1,272,355	122,006
NextEra Energy, Inc.	1,265,000	111,193
SembCorp Industries, Ltd.	20,005,900	94,832
Southern Co. (The)	997,626	89,098
Power Assets Holdings, Ltd. (a)	9,434,000	73,242
AES Corp.	3,439,574	50,390
NiSource Inc.	594,813	26,344
Light SA, units (d)	604,926	197
		6,958,471
Consumer discretionary 5.31%
Industria de Diseno Textil SA	11,520,912	751,097
Royal Caribbean Cruises, Ltd.	2,240,720	727,450
Home Depot, Inc.	1,804,588	675,981
Starbucks Corp.	7,329,009	673,902
McDonald’s Corp.	1,969,621	620,430
Compagnie Generale des Etablissements Michelin	15,788,126	586,698
Capital Income Builder — Page 4 of 57

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Midea Group Co., Ltd., Class A	38,616,682	$431,211
YUM! Brands, Inc.	2,593,631	403,310
LVMH Moet Hennessy-Louis Vuitton SE	476,057	308,612
Compagnie Financiere Richemont SA, Class A	1,342,806	259,772
Amadeus IT Group SA, Class A, non-registered shares	3,498,240	234,783
Evolution AB	3,359,805	218,241
Restaurant Brands International, Inc.	2,445,509	163,825
Tractor Supply Co.	2,978,987	151,571
Darden Restaurants, Inc.	618,239	123,246
NEXT PLC	676,031	122,707
Vail Resorts, Inc.	630,758	83,935
Aristocrat Leisure, Ltd.	880,139	32,826
Jumbo SA	1,061,844	31,517
		6,601,114
Energy 4.94%
Exxon Mobil Corp.	10,535,851	1,489,769
Canadian Natural Resources, Ltd. (CAD denominated)	34,864,180	1,296,349
Canadian Natural Resources, Ltd.	1,468,429	54,640
Shell PLC (GBP denominated)	12,129,387	463,727
Shell PLC (ADR)	738,100	56,856
TotalEnergies SE (EUR denominated)	6,988,787	506,576
ConocoPhillips	4,042,586	421,359
TC Energy Corp. (CAD denominated)	6,038,722	354,079
South Bow Corp. (a)(e)	11,558,182	328,330
ONEOK, Inc.	3,676,482	291,141
EOG Resources, Inc.	2,471,468	277,126
Chevron Corp.	1,357,158	240,081
Cenovus Energy, Inc.	4,465,883	88,067
Cenovus Energy, Inc. (CAD denominated)	1,140,618	22,509
DT Midstream, Inc.	760,862	95,884
EQT Corp.	1,632,647	94,253
Adnoc Gas PLC	48,221,116	47,400
SLB, Ltd.	276,549	13,379
Constellation Oil Services Holding SA (NDR) (d)	42,506	521
		6,142,046
Materials 3.77%
Air Products and Chemicals, Inc.	2,851,810	777,118
Barrick Mining Corp.	7,783,049	356,386
Barrick Mining Corp. (CAD denominated)	3,784,304	172,978
Smurfit Westrock PLC	10,873,553	452,666
Rio Tinto PLC	4,642,738	428,058
Shin-Etsu Chemical Co., Ltd.	9,630,400	319,167
Linde PLC	670,663	306,473
Nitto Denko Corp.	13,648,927	302,153
Vale SA, ordinary nominative shares	17,348,463	277,958
Vale SA (ADR), ordinary nominative shares	894,775	14,379
International Paper Co.	6,960,897	280,663
Anglo American PLC	5,323,403	248,248
Amcor PLC	5,023,615	222,295
BASF SE	3,887,416	211,781
Antofagasta PLC	3,847,145	192,039
Eastman Chemical Co.	648,357	44,944
Capital Income Builder — Page 5 of 57

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Glencore PLC	6,179,269	$42,214
Air Liquide SA	192,264	35,995
		4,685,515
Communication services 3.44%
Singapore Telecommunications, Ltd.	286,508,000	1,033,780
T-Mobile US, Inc.	2,862,936	564,600
AT&T, Inc.	18,389,753	481,995
Publicis Groupe SA (a)	4,272,256	426,399
Comcast Corp., Class A	13,974,533	415,742
Koninklijke KPN NV	60,416,348	294,192
Verizon Communications, Inc.	4,903,006	218,282
NetEase, Inc.	7,998,900	209,902
Omnicom Group, Inc.	2,619,258	201,788
Nintendo Co., Ltd.	1,896,300	123,206
Deutsche Telekom AG	2,914,982	97,335
HKT Trust and HKT, Ltd., units	51,491,460	77,118
America Movil, SAB de CV, Class B (ADR)	2,349,524	48,635
Telkom Indonesia (Persero) Tbk PT, Class B	175,000,000	37,533
Swisscom AG (a)(d)	43,033	35,265
Versant Media Group, Inc., Class A (d)	206,330	6,722
		4,272,494
Real estate 2.24%
Welltower, Inc. REIT	3,601,030	678,290
VICI Properties, Inc. REIT	12,985,554	364,634
American Tower Corp. REIT	1,453,464	260,577
Rexford Industrial Realty, Inc. REIT	5,313,348	215,350
Prologis, Inc. REIT	1,529,887	199,742
Public Storage REIT	721,168	199,179
Extra Space Storage, Inc. REIT	1,364,315	188,235
CTP NV	8,384,983	182,085
Mindspace Business Parks REIT	29,892,332	161,993
Equinix, Inc. REIT	126,200	103,601
UDR, Inc. REIT	2,486,523	92,374
Sun Communities, Inc. REIT	430,663	54,879
Embassy Office Parks REIT	10,653,487	50,294
AB Sagax, Class B	1,245,898	27,485
Kimco Realty Corp. REIT	295,754	6,235
		2,784,953
Total common stocks (cost: $61,419,697,000)		98,165,417
Preferred securities 0.10% Financials 0.10%
Itau Unibanco Holding SA (ADR), preferred nominative shares	13,649,096	117,246
CoBank, ACB, Class E, 5.091% perpetual noncumulative preferred shares (f)(g)	13,000	10,335
Total preferred securities (cost: $134,273,000)		127,581
Convertible stocks 0.42% Information technology 0.20%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	3,691,339	246,729
Capital Income Builder — Page 6 of 57

unaudited
Convertible stocks (continued) Financials 0.12%	Shares	Value (000)
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	3,043,800	$148,964
Utilities 0.10%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027 (a)	2,339,772	119,516
Total convertible stocks (cost: $457,969,000)		515,209
Convertible bonds & notes 0.00% Information technology 0.00%	Principal amount (000)
Strategy, Inc., convertible notes, 0% 12/1/2029	USD2,438	2,067
Total convertible bonds & notes (cost: $2,082,000)		2,067
Bonds, notes & other debt instruments 14.51% U.S. Treasury bonds & notes 6.01% U.S. Treasury 6.01%
U.S. Treasury 6.00% 2/15/2026	206,000	206,209
U.S. Treasury 4.375% 7/31/2026 (h)	875,000	878,196
U.S. Treasury 6.75% 8/15/2026	35,000	35,596
U.S. Treasury 4.625% 9/15/2026	35,602	35,817
U.S. Treasury 4.625% 10/15/2026	25,100	25,273
U.S. Treasury 4.625% 11/15/2026	3,000	3,023
U.S. Treasury 6.50% 11/15/2026	178,000	182,210
U.S. Treasury 4.25% 12/31/2026	250,000	251,538
U.S. Treasury 2.25% 2/15/2027	75	74
U.S. Treasury 6.625% 2/15/2027	65,000	67,128
U.S. Treasury 2.625% 5/31/2027	6,500	6,424
U.S. Treasury 3.75% 6/30/2027	517,000	518,618
U.S. Treasury 3.875% 7/31/2027	560	563
U.S. Treasury 3.75% 8/15/2027	353,000	354,186
U.S. Treasury 6.375% 8/15/2027	54,937	57,263
U.S. Treasury 3.50% 9/30/2027	200,000	199,917
U.S. Treasury 3.50% 10/31/2027	200,000	199,888
U.S. Treasury 6.125% 11/15/2027	296,294	309,529
U.S. Treasury 3.375% 11/30/2027	13	13
U.S. Treasury 3.375% 12/31/2027 (a)	178,078	177,582
U.S. Treasury 3.875% 12/31/2027	123,463	124,250
U.S. Treasury 4.25% 2/15/2028	8,000	8,111
U.S. Treasury 4.125% 7/31/2028	207,000	209,773
U.S. Treasury 2.875% 8/15/2028	148,319	145,839
U.S. Treasury 3.50% 10/15/2028	9,000	8,980
U.S. Treasury 3.50% 11/15/2028	14,000	13,966
U.S. Treasury 3.50% 12/15/2028	5,000	4,987
U.S. Treasury 3.50% 1/15/2029	81,514	81,282
U.S. Treasury 4.00% 1/31/2029	423,733	428,467
U.S. Treasury 4.50% 5/31/2029	125,100	128,433
U.S. Treasury 4.375% 12/31/2029	219,000	224,295
U.S. Treasury 4.00% 2/28/2030	3,000	3,031
U.S. Treasury 6.25% 5/15/2030	198,563	218,117
U.S. Treasury 3.875% 7/31/2030	39,282	39,471
U.S. Treasury 3.625% 9/30/2030	7,000	6,955
U.S. Treasury 3.625% 10/31/2030	8,000	7,946
Capital Income Builder — Page 7 of 57

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.50% 11/30/2030	USD9,000	$8,887
U.S. Treasury 4.25% 6/30/2031	20,000	20,380
U.S. Treasury 3.75% 8/31/2031	124,128	123,323
U.S. Treasury 4.375% 1/31/2032	10,000	10,237
U.S. Treasury 1.875% 2/15/2032	100,000	88,988
U.S. Treasury 4.125% 2/29/2032	114,000	115,158
U.S. Treasury 4.125% 3/31/2032	3,000	3,029
U.S. Treasury 4.00% 4/30/2032	4,500	4,512
U.S. Treasury 2.875% 5/15/2032	278,476	261,757
U.S. Treasury 4.00% 6/30/2032	31,000	31,056
U.S. Treasury 3.875% 9/30/2032	2,500	2,482
U.S. Treasury 3.75% 10/31/2032	7,500	7,386
U.S. Treasury 3.75% 11/30/2032	3,000	2,953
U.S. Treasury 3.875% 12/31/2032 (a)	58,939	58,437
U.S. Treasury 3.875% 8/15/2034	50,000	48,977
U.S. Treasury 4.625% 2/15/2035	25,300	26,110
U.S. Treasury 4.25% 5/15/2035	2,000	2,005
U.S. Treasury 4.25% 8/15/2035	6,500	6,509
U.S. Treasury 4.00% 11/15/2035 (a)	20,604	20,185
U.S. Treasury 4.50% 8/15/2039	25,000	24,945
U.S. Treasury 4.75% 2/15/2041	136,000	137,902
U.S. Treasury 4.00% 11/15/2042	12,950	11,823
U.S. Treasury 4.75% 11/15/2043	27,016	26,913
U.S. Treasury 4.625% 5/15/2044	27,000	26,416
U.S. Treasury 4.125% 8/15/2044	7,000	6,404
U.S. Treasury 4.625% 11/15/2044	4,000	3,905
U.S. Treasury 4.75% 2/15/2045	3,500	3,470
U.S. Treasury 5.00% 5/15/2045	3,000	3,067
U.S. Treasury 4.625% 11/15/2045 (a)	41,660	40,527
U.S. Treasury 3.00% 5/15/2047	108,296	81,087
U.S. Treasury 3.00% 2/15/2049	112,916	82,914
U.S. Treasury 1.375% 8/15/2050	38,101	18,693
U.S. Treasury 2.00% 8/15/2051	37,789	21,587
U.S. Treasury 2.25% 2/15/2052	207,137	125,253
U.S. Treasury 3.00% 8/15/2052	136,283	97,219
U.S. Treasury 4.75% 11/15/2053	60,200	58,827
U.S. Treasury 4.625% 5/15/2054	291	279
U.S. Treasury 4.25% 8/15/2054	3,663	3,296
U.S. Treasury 4.50% 11/15/2054	2,000	1,877
U.S. Treasury 4.625% 2/15/2055	114,500	109,741
U.S. Treasury 4.75% 5/15/2055	12,000	11,738
U.S. Treasury 4.75% 8/15/2055 (h)	371,637	363,624
U.S. Treasury 4.625% 11/15/2055	208,500	199,802
Total U.S. Treasury bonds & notes		7,466,630
Mortgage-backed obligations 4.46% Federal agency mortgage-backed obligations 4.01%
Fannie Mae Pool #394854 6.50% 5/1/2027 (i)	1	1
Fannie Mae Pool #256821 6.50% 7/1/2027 (i)	4	4
Fannie Mae Pool #257145 6.50% 3/1/2028 (i)	— (c)	1
Fannie Mae Pool #AX9959 3.50% 12/1/2029 (i)	85	84
Fannie Mae Pool #BA2999 3.50% 11/1/2030 (i)	101	100
Fannie Mae Pool #659096 6.50% 8/1/2032 (i)	1	1
Fannie Mae Pool #683351 5.50% 2/1/2033 (i)	47	48
Capital Income Builder — Page 8 of 57

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA1299 3.50% 3/1/2033 (i)	USD50	$50
Fannie Mae Pool #MA3438 3.50% 8/1/2033 (i)	138	136
Fannie Mae Pool #MA3658 3.50% 5/1/2034 (i)	203	201
Fannie Mae Pool #CA4490 3.50% 8/1/2034 (i)	307	303
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (i)	50,852	48,558
Fannie Mae Pool #MA4361 2.50% 6/1/2036 (i)	1,447	1,371
Fannie Mae Pool #887695 6.00% 6/1/2036 (i)	833	879
Fannie Mae Pool #MA4404 2.50% 8/1/2036 (i)	256	243
Fannie Mae Pool #894308 6.00% 10/1/2036 (i)	141	145
Fannie Mae Pool #902164 6.00% 11/1/2036 (i)	705	744
Fannie Mae Pool #902503 6.00% 11/1/2036 (i)	320	337
Fannie Mae Pool #BU3910 2.50% 12/1/2036 (i)	17	16
Fannie Mae Pool #903076 6.00% 12/1/2036 (i)	956	1,010
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (i)	59	60
Fannie Mae Pool #BW0516 2.50% 5/1/2037 (i)	2,792	2,639
Fannie Mae Pool #BW0488 2.50% 5/1/2037 (i)	887	839
Fannie Mae Pool #AS9772 3.50% 6/1/2037 (i)	24	23
Fannie Mae Pool #CB4285 2.50% 7/1/2037 (i)	6,323	5,978
Fannie Mae Pool #966172 7.00% 7/1/2037 (i)	81	83
Fannie Mae Pool #256845 6.50% 8/1/2037 (i)	42	44
Fannie Mae Pool #256960 6.50% 11/1/2037 (i)	196	207
Fannie Mae Pool #FS3558 2.50% 2/1/2038 (i)	81	77
Fannie Mae Pool #257137 7.00% 3/1/2038 (i)	15	16
Fannie Mae Pool #963269 5.50% 5/1/2038 (i)	712	740
Fannie Mae Pool #963341 5.50% 5/1/2038 (i)	230	239
Fannie Mae Pool #963454 5.50% 6/1/2038 (i)	687	714
Fannie Mae Pool #963796 5.50% 6/1/2038 (i)	221	227
Fannie Mae Pool #929964 6.00% 9/1/2038 (i)	323	341
Fannie Mae Pool #FS2490 5.50% 10/1/2038 (i)	10	10
Fannie Mae Pool #FM3708 5.50% 10/1/2038 (i)	3	3
Fannie Mae Pool #FS2101 5.50% 10/1/2038 (i)	1	1
Fannie Mae Pool #970772 5.50% 11/1/2038 (i)	27	28
Fannie Mae Pool #AE0392 5.50% 12/1/2039 (i)	43	45
Fannie Mae Pool #AL4324 6.50% 5/1/2040 (i)	5	5
Fannie Mae Pool #AL0152 6.00% 6/1/2040 (i)	2,370	2,503
Fannie Mae Pool #AE8073 4.00% 12/1/2040 (i)	147	144
Fannie Mae Pool #MA4364 2.00% 6/1/2041 (i)	68,883	60,548
Fannie Mae Pool #AL1571 5.00% 6/1/2041 (i)	1,905	1,954
Fannie Mae Pool #AL0913 6.00% 7/1/2041 (i)	1,646	1,739
Fannie Mae Pool #AJ0257 4.00% 9/1/2041 (i)	50	49
Fannie Mae Pool #AJ4154 4.00% 11/1/2041 (i)	139	137
Fannie Mae Pool #AB4050 4.00% 12/1/2041 (i)	251	246
Fannie Mae Pool #AJ4189 4.00% 12/1/2041 (i)	154	151
Fannie Mae Pool #AJ9165 4.00% 1/1/2042 (i)	3,985	3,911
Fannie Mae Pool #890407 4.00% 2/1/2042 (i)	385	379
Fannie Mae Pool #AL2745 4.00% 3/1/2042 (i)	1,132	1,112
Fannie Mae Pool #AO6721 4.00% 6/1/2042 (i)	6,704	6,571
Fannie Mae Pool #AO1820 4.00% 6/1/2042 (i)	747	733
Fannie Mae Pool #890445 4.00% 7/1/2042 (i)	890	873
Fannie Mae Pool #AS0831 4.50% 10/1/2043 (i)	146	147
Fannie Mae Pool #AW4156 4.00% 5/1/2044 (i)	1,625	1,585
Fannie Mae Pool #AW4026 4.00% 6/1/2044 (i)	1,551	1,516
Fannie Mae Pool #AX2782 4.00% 9/1/2044 (i)	2,302	2,242
Fannie Mae Pool #AY1313 4.00% 3/1/2045 (i)	4,117	4,014
Capital Income Builder — Page 9 of 57

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AS6840 4.00% 3/1/2046 (i)	USD4,182	$4,074
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (i)	682	647
Fannie Mae Pool #BC8719 4.00% 6/1/2046 (i)	1,736	1,689
Fannie Mae Pool #BC8720 4.00% 6/1/2046 (i)	1,434	1,397
Fannie Mae Pool #AS7598 4.00% 7/1/2046 (i)	3,848	3,748
Fannie Mae Pool #BD1967 4.00% 7/1/2046 (i)	1,379	1,342
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (i)	32	31
Fannie Mae Pool #MA2691 4.50% 7/1/2046 (i)	694	695
Fannie Mae Pool #AS7759 4.00% 8/1/2046 (i)	9,271	9,030
Fannie Mae Pool #AS7760 4.00% 8/1/2046 (i)	4,078	3,972
Fannie Mae Pool #AS7939 4.00% 9/1/2046 (i)	6,014	5,857
Fannie Mae Pool #AL9190 4.00% 9/1/2046 (i)	1,195	1,164
Fannie Mae Pool #BC4712 4.00% 10/1/2046 (i)	3,365	3,277
Fannie Mae Pool #BC4801 4.00% 11/1/2046 (i)	2,295	2,235
Fannie Mae Pool #BM3288 3.50% 12/1/2046 (i)	18	17
Fannie Mae Pool #MA2907 4.00% 2/1/2047 (i)	20	20
Fannie Mae Pool #AS9313 4.00% 3/1/2047 (i)	3,233	3,148
Fannie Mae Pool #BE3229 4.00% 3/1/2047 (i)	1,377	1,337
Fannie Mae Pool #BD7165 4.00% 4/1/2047 (i)	19	19
Fannie Mae Pool #AS9454 4.00% 4/1/2047 (i)	12	11
Fannie Mae Pool #BM4187 4.50% 5/1/2047 (i)	11,264	11,281
Fannie Mae Pool #BH2491 4.00% 6/1/2047 (i)	1,810	1,761
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (i)	2,204	2,127
Fannie Mae Pool #CA0243 4.50% 8/1/2047 (i)	10,745	10,715
Fannie Mae Pool #BJ1668 4.00% 12/1/2047 (i)	1,829	1,779
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (i)	407	397
Fannie Mae Pool #BJ2751 4.50% 5/1/2048 (i)	5,621	5,607
Fannie Mae Pool #CA2033 4.00% 7/1/2048 (i)	8,015	7,801
Fannie Mae Pool #CA2157 4.00% 8/1/2048 (i)	16,245	15,812
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (i)	8,789	9,185
Fannie Mae Pool #BF0572 5.50% 4/1/2049 (i)	17,267	17,591
Fannie Mae Pool #FM2675 4.00% 6/1/2049 (i)	4,530	4,410
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (i)	13,045	12,680
Fannie Mae Pool #CA4819 4.00% 12/1/2049 (i)	6,387	6,188
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (i)	170,497	159,306
Fannie Mae Pool #CA5216 3.00% 2/1/2050 (i)	12,696	11,477
Fannie Mae Pool #CA5226 3.00% 2/1/2050 (i)	5,147	4,653
Fannie Mae Pool #FM2676 4.00% 3/1/2050 (i)	4,225	4,098
Fannie Mae Pool #FS3189 4.00% 4/1/2050 (i)	30,144	29,341
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (i)	324	276
Fannie Mae Pool #CA6079 2.50% 6/1/2050 (i)	16	14
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (i)	25,238	22,988
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (i)	10,487	9,334
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (i)	5,885	5,240
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (i)	875	713
Fannie Mae Pool #CA7021 2.00% 9/1/2050 (i)	536	437
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (i)	16	14
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (i)	3,434	3,097
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (i)	940	842
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (i)	8,925	7,943
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (i)	4,900	4,442
Fannie Mae Pool #BQ8474 2.00% 12/1/2050 (i)	1,279	1,041
Fannie Mae Pool #BQ8428 2.00% 12/1/2050 (i)	1,228	999
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (i)	19,965	18,068
Capital Income Builder — Page 10 of 57

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (i)	USD6,366	$5,667
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (i)	363	362
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (i)	922	785
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (i)	10,190	9,192
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (i)	3,313	2,714
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (i)	735	597
Fannie Mae Pool #CA9199 2.50% 2/1/2051 (i)	273	235
Fannie Mae Pool #BQ7757 2.00% 3/1/2051 (i)	1,050	853
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (i)	989	841
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (i)	387	315
Fannie Mae Pool #FS1564 2.00% 4/1/2051 (i)	67	55
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (i)	426	362
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (i)	386	329
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (i)	12,951	11,591
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (i)	1,557	1,398
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (i)	305	248
Fannie Mae Pool #FM7556 3.50% 5/1/2051 (i)	21	20
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (i)	2,176	1,768
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (i)	1,170	1,047
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (i)	4,752	3,881
Fannie Mae Pool #FM8194 2.00% 7/1/2051 (i)	1,219	991
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (i)	772	689
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (i)	8,868	8,000
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (i)	4,019	3,425
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (i)	47	40
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (i)	29	25
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (i)	2,559	2,087
Fannie Mae Pool #BU6503 2.00% 11/1/2051 (i)	237	193
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (i)	33,963	30,595
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (i)	14,871	13,448
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (i)	2,378	2,116
Fannie Mae Pool #CB2096 3.00% 11/1/2051 (i)	979	869
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (i)	13,239	11,256
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (i)	1,938	1,651
Fannie Mae Pool #FM9904 2.50% 12/1/2051 (i)	50	42
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (i)	16,652	15,088
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (i)	13,867	11,790
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (i)	2,460	2,096
Fannie Mae Pool #FS0370 2.50% 1/1/2052 (i)	2,150	1,828
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (i)	210	179
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (i)	16,507	15,577
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (i)	3,305	2,686
Fannie Mae Pool #CB2928 2.50% 2/1/2052 (i)	628	535
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (i)	10,859	9,862
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (i)	733	596
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (i)	413	351
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (i)	41,517	36,971
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (i)	902	801
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (i)	702	623
Fannie Mae Pool #BV6656 3.00% 3/1/2052 (i)	24	21
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (i)	21,463	19,998
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (i)	4,865	3,953
Fannie Mae Pool #FS6892 2.00% 4/1/2052 (i)	60	49
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (i)	772	659
Capital Income Builder — Page 11 of 57

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS1629 2.50% 4/1/2052 (i)	USD548	$466
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (i)	376	319
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (i)	214	182
Fannie Mae Pool #FS7500 2.50% 4/1/2052 (i)	105	90
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (i)	290	279
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (i)	324	277
Fannie Mae Pool #BW0336 2.50% 5/1/2052 (i)	250	214
Fannie Mae Pool #BV5577 2.50% 5/1/2052 (i)	244	208
Fannie Mae Pool #BV9818 2.50% 5/1/2052 (i)	142	121
Fannie Mae Pool #FS2009 3.00% 5/1/2052 (i)	36	33
Fannie Mae Pool #BU8845 3.50% 5/1/2052 (i)	209	194
Fannie Mae Pool #BU8729 2.00% 6/1/2052 (i)	2,813	2,286
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (i)	235	191
Fannie Mae Pool #FS5035 2.50% 6/1/2052 (i)	64	54
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (i)	967	860
Fannie Mae Pool #FS6943 3.00% 6/1/2052 (i)	29	25
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (i)	1,677	1,606
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (i)	603	579
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (i)	30,103	25,594
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (i)	20,255	17,221
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (i)	2,093	1,782
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (i)	611	543
Fannie Mae Pool #MA4711 5.50% 7/1/2052 (i)	40	40
Fannie Mae Pool #BW5402 5.50% 7/1/2052 (i)	31	32
Fannie Mae Pool #CB4145 5.50% 7/1/2052 (i)	32	32
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (i)	8,072	7,167
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (i)	3,937	3,990
Fannie Mae Pool #CB4418 5.50% 8/1/2052 (i)	84	86
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (i)	53	55
Fannie Mae Pool #CB4421 5.50% 8/1/2052 (i)	27	27
Fannie Mae Pool #BW9049 4.50% 9/1/2052 (i)	111	110
Fannie Mae Pool #BW7372 5.50% 9/1/2052 (i)	72	73
Fannie Mae Pool #BX1322 5.50% 9/1/2052 (i)	43	44
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (i)	2,134	1,740
Fannie Mae Pool #MA4824 2.50% 10/1/2052 (i)	290	247
Fannie Mae Pool #BV6789 4.00% 10/1/2052 (i)	546	525
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (i)	8,849	9,011
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (i)	8,107	8,258
Fannie Mae Pool #BX1223 5.50% 10/1/2052 (i)	1,260	1,294
Fannie Mae Pool #CB5020 5.50% 10/1/2052 (i)	336	342
Fannie Mae Pool #BX1488 5.50% 10/1/2052 (i)	156	161
Fannie Mae Pool #BW9929 5.50% 10/1/2052 (i)	40	42
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (i)	29	30
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (i)	2,877	2,831
Fannie Mae Pool #BX4398 5.50% 11/1/2052 (i)	907	942
Fannie Mae Pool #BX1298 5.50% 11/1/2052 (i)	70	72
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (i)	12,173	12,409
Fannie Mae Pool #BX3716 5.50% 12/1/2052 (i)	383	390
Fannie Mae Pool #BX3726 5.50% 12/1/2052 (i)	367	373
Fannie Mae Pool #BX2464 5.50% 12/1/2052 (i)	185	189
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (i)	27	28
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (i)	18,987	18,677
Fannie Mae Pool #BX5626 5.50% 1/1/2053 (i)	3,778	3,845
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (i)	714	726
Capital Income Builder — Page 12 of 57

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (i)	USD28	$28
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (i)	25	25
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (i)	31,966	32,892
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (i)	19,134	19,482
Fannie Mae Pool #BX4108 5.50% 2/1/2053 (i)	211	215
Fannie Mae Pool #BX7384 5.50% 2/1/2053 (i)	106	107
Fannie Mae Pool #BX6545 6.00% 2/1/2053 (i)	26,135	26,914
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (i)	989	878
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (i)	4,975	5,065
Fannie Mae Pool #BX7555 5.50% 3/1/2053 (i)	3,631	3,695
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (i)	2,502	2,557
Fannie Mae Pool #MA5000 3.50% 4/1/2053 (i)	78	73
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (i)	39,476	40,183
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (i)	19,260	19,877
Fannie Mae Pool #BX8415 6.00% 4/1/2053 (i)	1,104	1,145
Fannie Mae Pool #BW9710 3.00% 5/1/2053 (i)	6,970	6,187
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (i)	2,573	2,592
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (i)	28,112	28,615
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (i)	70,322	72,623
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (i)	1,942	1,724
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (i)	118,490	120,611
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (i)	15,322	15,555
Fannie Mae Pool #BY4218 5.50% 6/1/2053 (i)	885	901
Fannie Mae Pool #BY5242 5.50% 6/1/2053 (i)	41	41
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (i)	34,411	35,461
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (i)	28,707	29,539
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (i)	18,079	18,639
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (i)	13,044	13,477
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (i)	4,337	4,469
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (i)	4,940	5,158
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (i)	1,814	1,883
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (i)	1,439	1,501
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (i)	5,574	5,479
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (i)	58	59
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (i)	22,506	23,176
Fannie Mae Pool #MA5108 6.00% 8/1/2053 (i)	102,349	105,398
Fannie Mae Pool #CB7018 4.00% 9/1/2053 (i)	30	29
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (i)	92	94
Fannie Mae Pool #CB7139 6.50% 9/1/2053 (i)	59,457	61,983
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (i)	702	722
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (i)	104	108
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (i)	453	461
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (i)	45,261	46,591
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (i)	2,998	3,117
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (i)	649	678
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (i)	32	33
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (i)	2,423	2,542
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (i)	99	102
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (i)	12,679	13,146
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (i)	979	1,026
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (i)	1,474	1,510
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (i)	4,265	4,337
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (i)	1,769	1,803
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (i)	589	606
Capital Income Builder — Page 13 of 57

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (i)	USD6	$6
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (i)	1	1
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (i)	2,209	2,247
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (i)	73	74
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (i)	3,257	3,382
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (i)	1,059	1,086
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (i)	398	409
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (i)	346	358
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (i)	2,179	2,256
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (i)	1,024	1,046
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (i)	265	272
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (i)	6,384	6,538
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (i)	4,237	4,368
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (i)	3,077	3,178
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (i)	2,689	2,755
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (i)	2,262	2,359
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (i)	637	653
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (i)	290	299
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (i)	24	25
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (i)	2,304	2,374
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (i)	2,080	2,131
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (i)	1,277	1,308
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (i)	1,205	1,254
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (i)	870	893
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (i)	545	560
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (i)	485	500
Fannie Mae Pool #FS9839 6.00% 8/1/2054 (i)	463	475
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (i)	400	410
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (i)	137	141
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (i)	130	135
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (i)	111	116
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (i)	1,237	1,288
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (i)	458	474
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (i)	247	251
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (i)	79	80
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (i)	46	47
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (i)	1,573	1,621
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (i)	1,423	1,458
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (i)	1,291	1,322
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (i)	647	663
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (i)	9	9
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (i)	1,407	1,457
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (i)	1,316	1,348
Fannie Mae Pool #DC2987 6.00% 10/1/2054 (i)	491	504
Fannie Mae Pool #DC1762 6.00% 10/1/2054 (i)	439	450
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (i)	79	81
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (i)	1,188	1,243
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (i)	111	102
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (i)	6,810	6,944
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (i)	123	120
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (i)	1,016	1,040
Fannie Mae Pool #MA5554 6.00% 12/1/2054 (i)	584	598
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (i)	441	452
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (i)	337	345
Capital Income Builder — Page 14 of 57

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BU5259 6.50% 12/1/2054 (i)	USD4,495	$4,671
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (i)	967	951
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (i)	3,114	3,189
Fannie Mae Pool #DC8675 6.00% 1/1/2055 (i)	2,717	2,784
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (i)	1,165	1,193
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (i)	3,967	3,892
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (i)	4,303	4,407
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (i)	2,321	2,380
Fannie Mae Pool #MB0304 4.00% 3/1/2055 (i)	666	637
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (i)	1,309	1,285
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (i)	1,535	1,572
Fannie Mae Pool #190445 6.50% 3/1/2055 (i)	35,985	37,256
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (i)	3,525	3,652
Fannie Mae Pool #MA5648 6.50% 3/1/2055 (i)	945	979
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (i)	1,392	1,365
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (i)	5,985	6,130
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (i)	3,753	3,844
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (i)	969	992
Fannie Mae Pool #DD8349 7.00% 4/1/2055 (i)	4,281	4,484
Fannie Mae Pool #DD9126 4.00% 5/1/2055 (i)	3,739	3,575
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (i)	9,551	9,782
Fannie Mae Pool #DD9150 6.00% 5/1/2055 (i)	876	898
Fannie Mae Pool #DD8649 7.00% 5/1/2055 (i)	6,092	6,391
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (i)	127	127
Fannie Mae Pool #DE1532 6.00% 6/1/2055 (i)	995	1,019
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (i)	10,838	11,099
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (i)	5,321	5,452
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (i)	11,865	12,291
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (i)	1,773	1,799
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (i)	17,920	18,349
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (i)	3,352	3,495
Fannie Mae Pool #MA5794 6.50% 8/1/2055 (i)	256	265
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (i)	55	55
Fannie Mae Pool #MA5942 4.00% 1/1/2056 (i)	728	696
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (i)	392	376
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (i)	29,752	30,806
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (i)	24,564	22,615
Fannie Mae Pool #BF0339 5.00% 1/1/2059 (i)	27,399	27,792
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (i)	20,598	21,327
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (i)	56,897	52,316
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (i)	44,965	44,285
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (i)	20,703	18,084
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (i)	15,341	13,305
Fannie Mae Pool #BF0647 3.00% 6/1/2062 (i)	16,354	14,356
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (i)	7,783	6,750
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (i)	32,363	29,469
Fannie Mae Pool #BF0763 3.50% 9/1/2063 (i)	6,430	5,905
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (i)	3,469	3,158
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (i)	572	541
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (i)	80	81
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 4.092% 7/25/2036 (g)(i)	322	320
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (i)	12	12
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (i)	29	30
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (g)(i)	2,198	2,178
Capital Income Builder — Page 15 of 57

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036 (i)	USD79	$77
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036 (i)	315	275
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036 (i)	41	36
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036 (i)	66	61
Freddie Mac Pool #ZK3460 3.50% 8/1/2026 (i)	1	1
Freddie Mac Pool #RD5008 3.50% 9/1/2029 (i)	56	56
Freddie Mac Pool #ZS7148 3.50% 4/1/2030 (i)	3	3
Freddie Mac Pool #V62089 3.50% 6/1/2033 (i)	146	144
Freddie Mac Pool #ZS8716 3.50% 9/1/2033 (i)	119	118
Freddie Mac Pool #G18723 3.50% 2/1/2034 (i)	1,972	1,949
Freddie Mac Pool #ZT1799 3.50% 3/1/2034 (i)	281	278
Freddie Mac Pool #QN3000 1.50% 8/1/2035 (i)	153	139
Freddie Mac Pool #RC2555 2.50% 3/1/2037 (i)	77	73
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (i)	1,647	1,557
Freddie Mac Pool #SB8175 2.50% 9/1/2037 (i)	75	71
Freddie Mac Pool #QO1051 2.50% 11/1/2037 (i)	35	33
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (i)	142	135
Freddie Mac Pool #ZA2505 3.50% 5/1/2038 (i)	205	198
Freddie Mac Pool #A76884 5.00% 5/1/2038 (i)	136	138
Freddie Mac Pool #G04697 5.50% 9/1/2038 (i)	578	603
Freddie Mac Pool #SC0297 5.50% 10/1/2038 (i)	4	4
Freddie Mac Pool #A87873 5.00% 8/1/2039 (i)	2,042	2,090
Freddie Mac Pool #G06789 6.00% 5/1/2040 (i)	24	26
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (i)	1,527	1,354
Freddie Mac Pool #G06061 4.00% 10/1/2040 (i)	359	354
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (i)	9,684	8,531
Freddie Mac Pool #Q00232 4.50% 4/1/2041 (i)	3,452	3,472
Freddie Mac Pool #Q00850 4.50% 5/1/2041 (i)	118	119
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (i)	4,611	4,054
Freddie Mac Pool #G06841 5.50% 6/1/2041 (i)	1,104	1,150
Freddie Mac Pool #G08456 5.00% 7/1/2041 (i)	87	88
Freddie Mac Pool #G60546 4.00% 12/1/2042 (i)	3,107	3,060
Freddie Mac Pool #Q21442 4.50% 8/1/2043 (i)	270	271
Freddie Mac Pool #G60138 3.50% 8/1/2045 (i)	10,876	10,385
Freddie Mac Pool #760014 4.632% 8/1/2045 (g)(i)	437	439
Freddie Mac Pool #G60279 4.00% 10/1/2045 (i)	3,194	3,118
Freddie Mac Pool #Q41088 4.00% 6/1/2046 (i)	7,492	7,306
Freddie Mac Pool #Q41905 4.00% 7/1/2046 (i)	2,534	2,472
Freddie Mac Pool #Q42626 4.00% 8/1/2046 (i)	2,828	2,758
Freddie Mac Pool #T65389 3.50% 9/1/2046 (i)	43	40
Freddie Mac Pool #Q44227 4.00% 9/1/2046 (i)	743	725
Freddie Mac Pool #Q49716 4.50% 8/1/2047 (i)	325	322
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (i)	2,100	1,960
Freddie Mac Pool #G08793 4.00% 12/1/2047 (i)	12,822	12,497
Freddie Mac Pool #Q52596 4.50% 12/1/2047 (i)	239	238
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (i)	656	639
Freddie Mac Pool #Q55986 4.50% 5/1/2048 (i)	4,497	4,494
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (i)	570	569
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (i)	110,077	109,972
Freddie Mac Pool #QA5741 3.00% 12/1/2049 (i)	2,303	2,093
Freddie Mac Pool #QA5125 3.50% 12/1/2049 (i)	1,044	985
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (i)	440	375
Freddie Mac Pool #QB2937 2.00% 8/1/2050 (i)	772	629
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (i)	916	820
Capital Income Builder — Page 16 of 57

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (i)	USD10,924	$9,777
Freddie Mac Pool #QB6698 2.00% 12/1/2050 (i)	40	32
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (i)	312	266
Freddie Mac Pool #QC0474 2.00% 4/1/2051 (i)	24	19
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (i)	977	831
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (i)	6,802	6,086
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (i)	916	779
Freddie Mac Pool #QC4305 3.00% 7/1/2051 (i)	3,802	3,375
Freddie Mac Pool #QC5798 2.00% 8/1/2051 (i)	27	22
Freddie Mac Pool #QC7439 2.00% 9/1/2051 (i)	913	743
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (i)	1,704	1,449
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (i)	1,488	1,265
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (i)	6,417	5,743
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (i)	4,821	4,280
Freddie Mac Pool #RA6107 2.50% 10/1/2051 (i)	1,960	1,667
Freddie Mac Pool #QC9251 2.50% 10/1/2051 (i)	851	723
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (i)	671	570
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (i)	594	507
Freddie Mac Pool #QC9123 2.50% 10/1/2051 (i)	412	350
Freddie Mac Pool #QC9944 2.50% 11/1/2051 (i)	2,223	1,890
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (i)	7,098	6,352
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (i)	778	635
Freddie Mac Pool #RA6433 2.50% 12/1/2051 (i)	713	606
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (i)	976	866
Freddie Mac Pool #RA6427 3.00% 12/1/2051 (i)	868	770
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (i)	122	99
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (i)	506	430
Freddie Mac Pool #SD0853 2.50% 1/1/2052 (i)	86	73
Freddie Mac Pool #SD7551 3.00% 1/1/2052 (i)	56,269	50,798
Freddie Mac Pool #RA6531 3.50% 1/1/2052 (i)	22	20
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (i)	834	677
Freddie Mac Pool #RA6805 3.00% 2/1/2052 (i)	12,228	10,944
Freddie Mac Pool #QD7059 3.00% 2/1/2052 (i)	999	887
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (i)	4,074	3,314
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (i)	889	722
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (i)	83	67
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (i)	5,682	4,841
Freddie Mac Pool #SD3415 2.50% 3/1/2052 (i)	349	298
Freddie Mac Pool #SD1660 2.50% 3/1/2052 (i)	298	254
Freddie Mac Pool #QE0588 2.50% 3/1/2052 (i)	86	73
Freddie Mac Pool #QE0800 2.50% 4/1/2052 (i)	2,343	1,992
Freddie Mac Pool #QE1863 2.50% 5/1/2052 (i)	53	45
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (i)	50,523	44,976
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (i)	49	42
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (i)	30,761	27,339
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (i)	1,769	1,571
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (i)	62,376	61,386
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (i)	15,777	13,413
Freddie Mac Pool #SD4815 2.50% 7/1/2052 (i)	546	465
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (i)	395	336
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (i)	11,250	9,999
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (i)	732	595
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (i)	965	858
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (i)	690	620
Capital Income Builder — Page 17 of 57

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8251 5.50% 8/1/2052 (i)	USD38	$39
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (i)	8,806	7,827
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (i)	14,180	14,046
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (i)	45,147	45,363
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (i)	2,529	2,548
Freddie Mac Pool #QE8785 5.50% 9/1/2052 (i)	1,755	1,784
Freddie Mac Pool #SD1831 5.50% 10/1/2052 (i)	1,775	1,824
Freddie Mac Pool #QF1113 5.50% 10/1/2052 (i)	1,315	1,354
Freddie Mac Pool #QF3150 5.50% 10/1/2052 (i)	987	1,020
Freddie Mac Pool #QF1433 5.50% 10/1/2052 (i)	28	29
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (i)	28,288	28,795
Freddie Mac Pool #QF3380 5.50% 11/1/2052 (i)	3,217	3,306
Freddie Mac Pool #QF2409 5.50% 11/1/2052 (i)	1,679	1,724
Freddie Mac Pool #QF2472 5.50% 11/1/2052 (i)	918	941
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (i)	18	19
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (i)	2,251	1,999
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (i)	16,171	15,908
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (i)	4,216	4,235
Freddie Mac Pool #QF6034 5.50% 12/1/2052 (i)	83	84
Freddie Mac Pool #QF4188 5.50% 12/1/2052 (i)	74	75
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (i)	1,051	1,034
Freddie Mac Pool #QF6796 5.50% 1/1/2053 (i)	102	104
Freddie Mac Pool #QF7871 2.50% 2/1/2053 (i)	36	30
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (i)	8,861	9,014
Freddie Mac Pool #QF7073 5.50% 2/1/2053 (i)	3,677	3,742
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (i)	3,089	3,143
Freddie Mac Pool #QF9106 5.50% 2/1/2053 (i)	934	949
Freddie Mac Pool #SD2402 6.00% 2/1/2053 (i)	13,567	14,149
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (i)	59	61
Freddie Mac Pool #QF8351 5.50% 3/1/2053 (i)	2,306	2,349
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (i)	269	274
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (i)	3,939	3,968
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (i)	40,789	41,483
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (i)	3,449	3,507
Freddie Mac Pool #QG0657 5.50% 4/1/2053 (i)	3,029	3,085
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (i)	1,059	1,075
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (i)	152,088	156,800
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (i)	806	837
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (i)	1,739	1,832
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (i)	288	290
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (i)	85,249	86,756
Freddie Mac Pool #SD3505 6.00% 6/1/2053 (i)	28,466	29,314
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (i)	7,873	8,111
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (i)	6,161	6,402
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (i)	5,570	5,740
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (i)	3,550	3,668
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (i)	3,127	3,272
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (i)	4,001	4,171
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (i)	3,605	3,761
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (i)	3,427	3,613
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (i)	3,364	3,543
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (i)	2,285	2,413
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (i)	1,924	2,027
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (i)	1,165	1,209
Capital Income Builder — Page 18 of 57

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (i)	USD1,087	$1,158
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (i)	22	22
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (i)	186	189
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (i)	3,432	3,534
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (i)	297	310
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (i)	137	141
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (i)	110	112
Freddie Mac Pool #RA9865 6.50% 9/1/2053 (i)	39,432	41,425
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (i)	9,458	8,407
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (i)	9,579	9,742
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (i)	287	296
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (i)	47,534	47,712
Freddie Mac Pool #QH3557 6.50% 11/1/2053 (i)	3,012	3,165
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (i)	353	367
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (i)	41	43
Freddie Mac Pool #SD4583 3.50% 12/1/2053 (i)	216	200
Freddie Mac Pool #SD5500 2.00% 1/1/2054 (i)	65	53
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (i)	5,688	5,847
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (i)	3,968	4,086
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (i)	29	30
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (i)	377	392
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (i)	15	15
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (i)	287	292
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (i)	2,335	2,398
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (i)	6,812	6,915
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (i)	1,228	1,255
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (i)	884	898
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (i)	3,103	3,201
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (i)	160	166
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (i)	24,077	24,707
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (i)	222	231
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (i)	6,668	6,700
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (i)	819	839
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (i)	35	36
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (i)	66	68
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (i)	1,690	1,715
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (i)	523	534
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (i)	6,815	7,104
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (i)	4,779	4,939
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (i)	1,831	1,888
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (i)	1,185	1,219
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (i)	686	703
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (i)	455	467
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (i)	284	292
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (i)	9,738	10,082
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (i)	248	257
Freddie Mac Pool #QJ1153 4.00% 8/1/2054 (i)	1,987	1,900
Freddie Mac Pool #QJ3659 4.00% 8/1/2054 (i)	1,278	1,222
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (i)	1,792	1,822
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (i)	1,102	1,121
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (i)	1,030	1,050
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (i)	184	188
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (i)	25	25
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (i)	1,729	1,803
Capital Income Builder — Page 19 of 57

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (i)	USD1,301	$1,336
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (i)	863	884
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (i)	731	753
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (i)	686	703
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (i)	441	453
Freddie Mac Pool #QJ0780 6.00% 8/1/2054 (i)	147	150
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (i)	8,091	8,377
Freddie Mac Pool #SD8480 4.00% 9/1/2054 (i)	24	23
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (i)	26,422	26,860
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (i)	11,129	11,420
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (i)	10,134	10,333
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (i)	496	504
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (i)	2,573	2,650
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (i)	1,368	1,411
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (i)	1,279	1,334
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (i)	1,257	1,308
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (i)	780	801
Freddie Mac Pool #QJ4536 6.00% 9/1/2054 (i)	654	670
Freddie Mac Pool #SD7274 6.00% 9/1/2054 (i)	386	396
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (i)	3,033	3,140
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (i)	1,286	1,334
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (i)	850	883
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (i)	368	382
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (i)	186	187
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (i)	585	594
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (i)	209	213
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (i)	340	353
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (i)	13,951	13,341
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (i)	6,279	6,160
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (i)	3,815	3,820
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (i)	4,519	4,589
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (i)	1,212	1,230
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (i)	1,241	1,273
Freddie Mac Pool #SD8487 4.00% 12/1/2054 (i)	237	226
Freddie Mac Pool #SD7470 4.50% 12/1/2054 (i)	10,659	10,590
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (i)	4,264	4,327
Freddie Mac Pool #QX2925 6.00% 1/1/2055 (i)	6,555	6,716
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (i)	2,189	2,242
Freddie Mac Pool #QX3576 6.00% 1/1/2055 (i)	74	75
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (i)	7,379	7,720
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (i)	2,835	2,786
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (i)	6,504	6,661
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (i)	5,226	5,414
Freddie Mac Pool #RJ4076 6.00% 2/1/2055 (i)	324	332
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (i)	252	258
Freddie Mac Pool #SL0588 3.50% 3/1/2055 (i)	51	47
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (i)	29	30
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (i)	4,375	4,481
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (i)	1,715	1,773
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (i)	889	910
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (i)	9,226	9,552
Freddie Mac Pool #SD8521 4.00% 4/1/2055 (i)	1,943	1,858
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (i)	110	110
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (i)	18,474	18,921
Capital Income Builder — Page 20 of 57

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (i)	USD351	$359
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (i)	60	61
Freddie Mac Pool #QY0752 7.00% 4/1/2055 (i)	313	328
Freddie Mac Pool #QY3014 4.00% 5/1/2055 (i)	1,083	1,036
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (i)	7,947	8,139
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (i)	788	807
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (i)	22	23
Freddie Mac Pool #QY8196 3.50% 6/1/2055 (i)	205	190
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (i)	428	409
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (i)	721	722
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (i)	264	271
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (i)	19,224	19,903
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (i)	16,187	16,200
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (i)	49	50
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (i)	70,609	72,316
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (i)	1,706	1,749
Freddie Mac Pool #QY8512 6.00% 7/1/2055 (i)	1,613	1,653
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (i)	295	302
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (i)	9,400	9,732
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (i)	2,840	2,943
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (i)	10,092	10,336
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (i)	7	7
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (i)	1,100	1,126
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (i)	505	468
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029 (i)	178	180
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 3/25/2026 (i)	2,535	2,527
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027 (i)	4,390	4,364
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 6/25/2027 (i)	4,360	4,324
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027 (i)	4,810	4,770
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 8/25/2027 (i)	2,350	2,331
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 9/25/2027 (g)(i)	8,634	8,552
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (g)(i)	13,801	13,898
Freddie Mac, Series 3117, Class OG, principal only, 0% 2/15/2036 (i)	24	21
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036 (i)	444	366
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036 (i)	169	154
Freddie Mac, Series 3155, Class FO, principal only, 0% 5/15/2036 (i)	299	256
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036 (i)	45	41
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036 (i)	40	34
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (i)	7,341	6,469
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (i)	1,470	1,322
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (i)	6,637	6,294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (g)(i)	6,405	6,111
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (i)	7,667	6,640
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (g)(i)	11,115	10,168
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (i)	6,293	5,701
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (i)	10,714	10,572
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (g)(i)	8,182	8,044
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (i)	7,828	7,007
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (i)	3,644	3,252
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (i)	937	918
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (i)	3,063	2,728
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (i)	1,865	1,669
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (i)	21,405	20,141
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (i)	454	447
Capital Income Builder — Page 21 of 57

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (i)	USD26,844	$25,692
Government National Mortgage Assn. 2.00% 2/1/2056 (i)(j)	2,500	2,080
Government National Mortgage Assn. 4.00% 2/1/2056 (i)(j)	3,404	3,219
Government National Mortgage Assn. 4.50% 2/1/2056 (i)(j)	3,527	3,445
Government National Mortgage Assn. Pool #736682 4.50% 12/15/2037 (i)	296	298
Government National Mortgage Assn. Pool #738938 6.50% 2/20/2039 (i)	63	66
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (i)	585	621
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (i)	715	741
Government National Mortgage Assn. Pool #783539 5.00% 10/20/2040 (i)	460	466
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (i)	723	740
Government National Mortgage Assn. Pool #005198 6.50% 9/20/2041 (i)	324	342
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (i)	717	711
Government National Mortgage Assn. Pool #MA2894 4.50% 6/20/2045 (i)	805	805
Government National Mortgage Assn. Pool #MA3246 4.50% 11/20/2045 (i)	1,089	1,088
Government National Mortgage Assn. Pool #MA5077 3.50% 3/20/2048 (i)	3,134	2,935
Government National Mortgage Assn. Pool #MA5468 5.00% 9/20/2048 (i)	296	301
Government National Mortgage Assn. Pool #MA5530 5.00% 10/20/2048 (i)	72	73
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (i)	404	402
Government National Mortgage Assn. Pool #MA5711 4.50% 1/20/2049 (i)	689	686
Government National Mortgage Assn. Pool #MA5712 5.00% 1/20/2049 (i)	835	850
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (i)	1,468	1,459
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049 (i)	8,476	8,647
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (i)	5,093	5,200
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (i)	2,008	1,672
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (i)	2,008	1,672
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (i)	673	625
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (i)	201	185
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (i)	222,686	212,775
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (i)	21,459	20,479
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (i)	16,036	15,304
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (i)	10,292	9,825
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (i)	14,728	14,804
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (i)	10,236	10,054
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (i)	80,938	81,288
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (i)	6,695	6,363
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (i)	217	200
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (i)	1,319	1,290
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (i)	471	477
Government National Mortgage Assn. Pool #MB0682 3.50% 10/20/2055 (i)	4,887	4,481
Government National Mortgage Assn. Pool #MB0742 3.50% 11/20/2055 (i)	636	583
Government National Mortgage Assn. Pool #795485 4.283% 7/20/2062 (i)	6	6
Government National Mortgage Assn. Pool #AG8088 4.779% 3/20/2064 (i)	1	1
Government National Mortgage Assn. Pool #AG8117 4.899% 4/20/2064 (i)	1	1
Government National Mortgage Assn. Pool #AG8193 4.779% 9/20/2064 (i)	1	1
Government National Mortgage Assn. Pool #AG8207 4.779% 11/20/2064 (i)	1	1
Government National Mortgage Assn. Pool #AG8244 4.779% 1/20/2065 (i)	1	1
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2/16/2035 (i)	203	182
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 3/20/2037 (i)	252	209
Uniform Mortgage-Backed Security 2.50% 2/1/2041 (i)(j)	71,038	67,107
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (i)(j)	39,540	32,087
Uniform Mortgage-Backed Security 2.50% 2/1/2056 (i)(j)	4,000	3,396
Uniform Mortgage-Backed Security 3.00% 2/1/2056 (i)(j)	47,402	42,022
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (i)(j)	4,937	4,567
Uniform Mortgage-Backed Security 4.50% 2/1/2056 (i)(j)	3,744	3,669
Capital Income Builder — Page 22 of 57

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 5.00% 2/1/2056 (i)(j)	USD12,518	$12,518
Uniform Mortgage-Backed Security 5.50% 2/1/2056 (i)(j)	7,325	7,428
Uniform Mortgage-Backed Security 6.00% 2/1/2056 (i)(j)	1,031	1,056
Uniform Mortgage-Backed Security 6.50% 2/1/2056 (i)(j)	652	675
Uniform Mortgage-Backed Security 7.00% 2/1/2056 (i)(j)	328,077	343,474
Uniform Mortgage-Backed Security 2.00% 3/1/2056 (i)(j)	25,430	20,623
Uniform Mortgage-Backed Security 2.50% 3/1/2056 (i)(j)	4,900	4,158
Uniform Mortgage-Backed Security 3.50% 3/1/2056 (i)(j)	5,172	4,779
Uniform Mortgage-Backed Security 4.50% 3/1/2056 (i)(j)	6,914	6,766
Uniform Mortgage-Backed Security 5.00% 3/1/2056 (i)(j)	8,061	8,048
		4,989,078
Commercial mortgage-backed securities 0.27%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.423% 6/15/2040 (f)(g)(i)	2,840	2,867
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.372% 7/15/2041 (f)(g)(i)	447	448
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.456% 4/15/2056 (g)(i)	5,216	5,367
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (i)	637	663
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (g)(i)	312	320
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (g)(i)	699	730
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (i)	475	429
Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056 (i)	6,364	6,655
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (g)(i)	652	689
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 5/15/2056 (g)(i)	1,718	1,810
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (g)(i)	504	525
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057 (g)(i)	69	72
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (i)	291	303
BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057 (g)(i)	224	224
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (g)(i)	193	197
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.052% 6/15/2041 (f)(g)(i)	1,996	2,000
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.28% 12/15/2042 (f)(g)(i)	7,296	7,353
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.58% 12/15/2042 (f)(g)(i)	343	345
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.83% 12/15/2042 (f)(g)(i)	233	235
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.18% 12/15/2042 (f)(g)(i)	100	101
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.795% 6/15/2027 (f)(g)(i)	31,020	31,089
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.974% 12/15/2039 (f)(g)(i)	2,316	2,323
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.221% 5/15/2034 (f)(g)(i)	436	437
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.171% 4/15/2037 (f)(g)(i)	7,298	7,312
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.045% 11/15/2038 (f)(g)(i)	1,502	1,502
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.295% 11/15/2038 (f)(g)(i)	295	295
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.645% 11/15/2038 (f)(g)(i)	843	844
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.122% 4/15/2041 (f)(g)(i)	2,105	2,110
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (f)(g)(i)	3,613	3,663
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.372% 8/15/2041 (f)(g)(i)	5,098	5,115
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.122% 11/15/2041 (f)(g)(i)	2,475	2,481
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.223% 11/15/2041 (f)(g)(i)	2,898	2,906
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (f)(i)	2,761	2,825
BX Trust, Series 2025-ARIA, Class A, 5.12% 12/13/2042 (f)(g)(i)	2,000	2,036
Capital Income Builder — Page 23 of 57

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.23% 12/15/2042 (f)(g)(i)	USD6,243	$6,288
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.48% 12/15/2042 (f)(g)(i)	262	263
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.38% 12/15/2044 (f)(g)(i)	19,529	19,654
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.78% 12/15/2044 (f)(g)(i)	1,599	1,610
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.43% 12/15/2044 (f)(g)(i)	326	328
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.571% 7/15/2041 (f)(g)(i)	1,135	1,139
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(g)(i)	22,540	23,211
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (f)(g)(i)	46,770	47,958
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/12/2040 (f)(g)(i)	1,031	1,044
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (f)(g)(i)	680	703
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (f)(g)(i)	1,312	1,342
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (f)(g)(i)	2,651	2,664
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (f)(g)(i)	2,409	2,424
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.13% 12/15/2039 (f)(g)(i)	2,667	2,677
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (f)(i)	3,231	3,285
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 5.491% 8/15/2039 (f)(g)(i)	4,000	4,011
FS Trust, Series 2024-HULA, Class D, (1-month USD CME Term SOFR + 2.94%) 6.62% 8/15/2039 (f)(g)(i)	1,000	1,006
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.371% 5/15/2041 (f)(g)(i)	3,164	3,181
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (f)(g)(i)	3,831	3,891
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.073% 3/15/2042 (f)(g)(i)	15,965	16,005
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.722% 3/15/2042 (f)(g)(i)	211	212
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.271% 3/15/2042 (f)(g)(i)	407	410
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 6.97% 3/15/2042 (f)(g)(i)	735	722
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.221% 5/15/2037 (f)(g)(i)	750	752
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (f)(g)(i)	591	599
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (f)(g)(i)	23,783	24,670
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (f)(i)	871	755
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (f)(g)(i)	219	185
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.273% 11/15/2039 (f)(g)(i)	921	924
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.223% 12/15/2039 (f)(g)(i)	4,486	4,492
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.697% 11/25/2053 (f)(g)(i)	297	307
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.197% 11/25/2053 (f)(g)(i)	1,350	1,543
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.097% 5/25/2055 (f)(g)(i)	2,289	2,328
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (f)(g)(i)	1,532	1,619
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2047 (f)(g)(i)	370	388
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.172% 2/10/2047 (f)(g)(i)	427	444
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (f)(g)(i)	4,399	4,423
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.072% 5/15/2039 (f)(g)(i)	1,416	1,419
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 4.945% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (f)(i)(k)	7,000	7,004
SHR Trust, Series 2024-LXRY, Class A, (1-month USD CME Term SOFR + 1.95%) 5.630% 10/15/2041 (f)(g)(i)	3,000	3,018
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.525% 11/15/2038 (f)(g)(i)	30,249	30,251
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.124% 11/15/2038 (f)(g)(i)	871	871
Capital Income Builder — Page 24 of 57

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (f)(g)(i)	USD276	$278
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (g)(i)	5,186	5,461
		332,030
Collateralized mortgage-backed obligations (privately originated) 0.18%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (f)(i)(k)	1,692	1,709
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(g)(i)	7,134	6,481
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.749% 1/25/2034 (g)(i)	264	213
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (f)(g)(i)	392	388
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (f)(i)(k)	751	757
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (f)(i)(k)	774	783
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (f)(g)(i)	675	671
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (f)(g)(i)	233	233
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(g)(i)	1,687	1,660
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (f)(i)(k)	807	800
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (f)(g)(i)	12,105	11,594
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (f)(g)(i)	1,856	1,850
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(i)(k)	774	780
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.597% 6/25/2043 (f)(g)(i)	6,666	6,724
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.797% 5/25/2044 (f)(g)(i)	78	78
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (i)	63	65
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (i)	52	53
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (i)	55	57
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(i)	358	347
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.847% 9/25/2042 (f)(g)(i)	548	551
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.397% 9/25/2042 (f)(g)(i)	5,838	6,082
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.747% 10/25/2044 (f)(g)(i)	423	424
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (f)(i)(k)	98	99
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (f)(i)(k)	2,271	2,301
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (f)(i)	4,337	4,322
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (f)(i)(k)	10,333	10,395
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (f)(g)(i)	45,617	46,934
IRV Trust, Series 2025-200P, Class B, 5.44% 3/14/2047 (f)(g)(i)	2,000	2,028
JP Morgan Mortgage Trust, Series 2021-6, Class A6, 2.50% 10/25/2051 (f)(g)(i)	605	573
JP Morgan Mortgage Trust, Series 2021-7, Class A6, 2.50% 11/25/2051 (f)(g)(i)	626	591
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (f)(g)(i)	264	269
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (f)(i)	1,469	1,472
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (f)(i)	5,976	5,986
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062 (f)(g)(i)	15	15
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(i)(k)	194	197
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (f)(i)(k)	1,490	1,511
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (f)(i)(k)	300	300
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (f)(i)(k)	5,956	6,021
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (f)(i)(k)	4,830	4,898
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (f)(i)(k)	383	389
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (f)(i)(k)	2,228	2,259
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (f)(i)(k)	1,860	1,882
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(i)(k)	505	509
Capital Income Builder — Page 25 of 57

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037 (i)	USD415	$367
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (f)(i)	3,400	3,234
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (f)(i)	1,351	1,305
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (f)(i)	2,242	2,141
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (f)(i)(k)	6,070	5,907
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.048% 10/25/2055 (f)(g)(i)	1,380	1,390
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.989% 5/25/2055 (f)(g)(i)	400	397
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (f)(g)(i)	662	656
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (f)(g)(i)	594	592
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (f)(g)(i)	61	61
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (f)(g)(i)	223	220
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (f)(g)(i)	285	281
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (f)(g)(i)	360	359
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (f)(g)(i)	577	574
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (f)(g)(i)	67	67
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (f)(i)	44,594	40,950
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.03% 7/25/2065 (f)(g)(i)	300	303
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(f)	5,272	5,272
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (f)(i)	19,464	19,248
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (f)(i)	942	944
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (f)(i)	2,658	2,663
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (f)(i)(k)	519	525
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (f)(i)(k)	159	161
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (f)(g)(i)	633	635
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (f)(g)(i)	188	190
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (f)(i)(k)	584	588
		224,281
Total mortgage-backed obligations		5,545,389
Corporate bonds and notes 3.09% Financials 0.61%
ACE Capital Trust II, junior subordinated, 9.70% 4/1/2030	7,210	8,637
AerCap Ireland Capital DAC 4.125% 2/28/2029	3,000	2,990
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (k)	EUR3,040	3,939
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (k)	1,864	2,346
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (k)	USD1,358	1,402
American Express Co. 4.804% 10/24/2036 (USD-SOFR + 1.237% on 10/24/2035) (k)	2,000	1,961
American International Group, Inc. 4.85% 5/7/2030	2,174	2,228
American International Group, Inc. 5.45% 5/7/2035	695	720
Apollo Debt Solutions BDC 5.70% 1/23/2031 (f)	1,416	1,409
Apollo Global Management, Inc. 5.15% 8/12/2035	10,000	9,962
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (f)	2,900	3,000
Ares Capital Corp. 5.25% 4/12/2031	3,300	3,250
Ares Strategic Income Fund 5.55% 4/15/2031 (f)	1,654	1,636
Athene Global Funding 4.86% 8/27/2026 (f)	2,500	2,512
Athene Holding, Ltd. 6.625% 5/19/2055	3,000	3,070
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (k)	2,000	1,979
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (k)	6,000	6,258
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (k)	4,869	4,357
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (k)	5,200	4,648
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (k)	12,000	12,418
Bank of America Corp. 3.846% 3/8/2037 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 3/8/2032) (k)	5,000	4,695
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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (k)	USD2,816	$2,895
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (k)	499	516
Banque Federative du Credit Mutuel 5.106% 1/15/2036 (f)	2,618	2,614
BlackRock Funding, Inc. 5.25% 3/14/2054	2,376	2,259
Blackstone Private Credit Fund 5.95% 7/16/2029	1,624	1,652
Blackstone Private Credit Fund 5.35% 3/12/2031	376	368
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	3,650	3,612
Block, Inc. 5.625% 8/15/2030 (f)	565	575
Block, Inc. 6.50% 5/15/2032	9,345	9,714
Block, Inc. 6.00% 8/15/2033 (f)	725	741
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (f)(k)	1,500	1,590
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (f)(k)	3,192	3,281
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (f)(k)	13,733	13,729
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (f)(k)	2,650	2,828
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (f)(k)	10,819	10,794
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (f)	845	871
Brown & Brown, Inc. 4.90% 6/23/2030	982	997
Brown & Brown, Inc. 5.25% 6/23/2032	2,418	2,468
Brown & Brown, Inc. 5.55% 6/23/2035	10,620	10,872
Brown & Brown, Inc. 6.25% 6/23/2055	4,650	4,813
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (f)(k)	2,325	2,415
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (f)(k)	2,700	2,740
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (f)(k)	1,933	1,982
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (k)	1,000	1,032
Capital One Financial Corp., 4.493% 9/11/2031 (USD-SOFR + 1.25% on 9/11/2030) (k)	435	432
Capital One Financial Corp., 5.197% 9/11/2036 (USD-SOFR + 1.63% on 9/11/2035) (k)	290	286
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (k)	1,741	1,808
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (k)	457	491
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (k)	470	494
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (k)	3,250	3,245
Carlyle Group, Inc. (The) 5.05% 9/19/2035	4,000	3,939
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (k)	538	574
Charles Schwab Corp. (The) 4.914% 11/14/2036 (USD-SOFR + 1.23% on 11/14/2035) (k)	145	144
Chubb INA Holdings, LLC 5.00% 3/15/2034	1,085	1,107
Chubb INA Holdings, LLC 4.90% 8/15/2035	3,000	3,004
Chubb INA Holdings, LLC 4.35% 11/3/2045	3,230	2,804
Citibank, NA 4.914% 5/29/2030	375	385
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (k)	4,000	4,083
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (k)	3,575	3,579
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (k)	8,537	7,819
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (k)	3,934	4,011
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (k)	1,300	1,306
Citigroup, Inc., Series CC, 7.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.693% on 5/15/2029) (k)	3,000	3,107
Citigroup, Inc., Series T, 7.00% junior subordinated perpetual bonds (10-year UST Yield Curve Rate T Note Constant Maturity + 2.757% on 8/15/2034) (k)	2,000	2,095
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (k)	495	519
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	8,700	8,311
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	3,690	3,263
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (f)	3,265	3,046
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (k)	5,678	6,059
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (k)	EUR200	256
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (k)	955	1,165
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (k)	10,982	13,851
Capital Income Builder — Page 27 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (k)	USD175	$178
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (k)	703	713
FS KKR Capital Corp. 6.125% 1/15/2030	978	955
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (k)	4,000	4,004
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (k)	750	783
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (k)	15,547	15,462
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031) (k)	14,550	14,548
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (k)	12,500	11,489
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (k)	51,396	50,699
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (k)	3,000	2,988
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (k)	61	45
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042) (k)	666	520
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055) (k)	13,000	13,115
Goldman Sachs Group, Inc. 7.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.809% on 5/10/2029) (k)	1,000	1,056
Goldman Sachs Group, Inc., Series Y, 6.125% junior subordinated perpetual bonds non-cumulative depositary (10-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 11/10/2034) (k)	2,000	2,039
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031 (f)	3,493	3,462
Golub Capital Private Credit Fund 5.60% 4/15/2031 (f)	993	981
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (k)	2,975	2,988
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (k)	4,128	3,751
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (k)	4,173	4,288
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (k)	5,975	5,970
Intercontinental Exchange, Inc. 4.20% 3/15/2031	1,639	1,636
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (f)(k)	1,855	2,241
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)	10,919	10,546
ION Platform Finance US, Inc. 9.00% 8/1/2029 (f)	21,546	20,708
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	8,215	7,215
Jane Street Group, LLC 6.125% 11/1/2032 (f)	3,000	3,057
Jane Street Group, LLC 6.75% 5/1/2033 (f)	615	640
Jefferies Financial Group, Inc. 5.50% 2/15/2036	6,036	5,961
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (k)	1,849	1,868
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (k)	3,850	3,923
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (k)	768	771
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (k)	2,128	2,148
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (k)	1,000	1,027
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (k)	1,000	1,032
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (k)	2,987	2,973
JPMorgan Chase & Co. 4.347% 1/22/2032 (USD-SOFR + 0.84% on 1/22/2031) (k)	5,580	5,567
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (k)	1,520	1,354
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (k)	4,355	3,925
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032) (k)	10,763	9,873
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (k)	462	482
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (k)	13,850	13,659
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (k)	175	174
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (k)	11,000	10,968
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (k)	10,000	10,083
KKR & Co., Inc. 5.10% 8/7/2035	11,000	10,896
Lloyds Banking Group PLC 4.375% 3/22/2028	4,375	4,408
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (k)	29	31
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,610	2,635
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,610	2,522
Mastercard, Inc. 4.55% 1/15/2035	1,009	1,003
Capital Income Builder — Page 28 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 5.05% 6/11/2027 (f)	USD3,000	$3,046
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (k)	2,000	2,038
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027) (k)	1,100	1,115
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (k)	1,750	1,782
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (k)	1,330	1,329
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (k)	2,275	2,280
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (k)	395	405
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (k)	500	506
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (k)	3,440	3,542
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (k)	9,875	9,823
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (k)	4,510	4,508
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (k)	380	334
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031) (k)	100	89
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031) (k)	25	22
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (k)	19,139	18,849
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (k)	15,000	14,948
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (k)	2,187	2,289
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (k)	10,000	9,875
Nasdaq, Inc. 5.55% 2/15/2034	871	911
Navient Corp. 6.75% 6/15/2026	7,000	7,036
Navient Corp. 5.00% 3/15/2027	9,500	9,444
Navient Corp. 4.875% 3/15/2028	3,000	2,942
Navient Corp. 5.50% 3/15/2029	390	382
Navient Corp. 9.375% 7/25/2030	1,387	1,495
Navient Corp. 7.875% 6/15/2032	2,545	2,572
Navient Corp. 5.625% 8/1/2033	6,435	5,622
OneMain Finance Corp. 6.625% 5/15/2029	10,000	10,320
OneMain Finance Corp. 7.50% 5/15/2031	3,215	3,373
OneMain Finance Corp. 7.125% 11/15/2031	1,655	1,716
OneMain Finance Corp. 7.125% 9/15/2032	755	783
OneMain Finance Corp. 6.50% 3/15/2033	4,800	4,829
Osaic Holdings, Inc. 6.75% 8/1/2032 (f)	2,780	2,883
Osaic Holdings, Inc. 6.75% 8/1/2032 (f)	2,095	2,173
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)	730	757
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)	220	228
Oxford Finance, LLC 6.375% 2/1/2027 (f)	2,570	2,569
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (k)	EUR1,090	1,429
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (k)	1,430	1,793
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (k)	USD2,428	2,487
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (k)	3,000	3,231
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (k)	7,800	8,769
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (k)	46	48
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (k)	1,066	1,082
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (k)	1,000	1,031
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (k)	3,000	3,039
Standard Chartered PLC 2.608% 1/12/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 1/12/2027) (f)(k)	1,000	987
Starwood Property Trust, Inc. 5.75% 1/15/2031 (f)	1,285	1,303
State Street Corp. 4.784% 10/23/2036 (USD-SOFR + 1.215% on 10/23/2035) (k)	1,885	1,863
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (k)	2,741	2,795
Synchrony Financial 7.25% 2/2/2033	2,500	2,656
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR + 2.07% on 7/29/2035) (k)	998	1,013
TPG Operating Group II, LP 5.375% 1/15/2036	5,000	4,966
Capital Income Builder — Page 29 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (k)	USD1,655	$1,706
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (k)	1,000	1,015
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (k)	840	890
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (k)	1,008	1,056
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (k)	9,007	8,871
U.S. Bancorp 3.15% 4/27/2027	4,000	3,972
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (k)	2,000	2,137
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (k)	150	151
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (k)	25	27
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (k)	1,600	1,679
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (k)	3,650	3,779
Voyager Parent, LLC 9.25% 7/1/2032 (f)	2,000	2,126
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (k)	1,000	1,020
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (k)	1,025	1,026
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (k)	4,294	4,423
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (k)	10,000	9,327
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (k)	2,059	2,147
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (k)	4,000	3,969
		757,946
Communication services 0.53%
Alphabet, Inc. 4.375% 11/15/2032	540	542
Alphabet, Inc. 4.70% 11/15/2035	2,063	2,054
Alphabet, Inc. 5.30% 5/15/2065	1,167	1,092
Altice France 6.50% 4/15/2032 (f)	317	310
Altice France 6.875% 7/15/2032 (f)	3,092	3,021
America Movil, SAB de CV, 8.46% 12/18/2036	MXN147,200	7,844
AT&T, Inc. 2.55% 12/1/2033	USD5,181	4,409
AT&T, Inc. 3.50% 9/15/2053	3,227	2,157
CCO Holdings, LLC 4.75% 3/1/2030 (f)	1,475	1,410
CCO Holdings, LLC 4.50% 8/15/2030 (f)	4,000	3,762
CCO Holdings, LLC 7.375% 3/1/2031 (f)	3,500	3,603
CCO Holdings, LLC 4.50% 5/1/2032	525	472
CCO Holdings, LLC 7.00% 2/1/2033 (f)	1,990	2,011
CCO Holdings, LLC 4.50% 6/1/2033 (f)	18,325	16,049
CCO Holdings, LLC 4.25% 1/15/2034 (f)	71,195	60,208
CCO Holdings, LLC 7.375% 2/1/2036 (f)	37,914	37,992
Charter Communications Operating, LLC 5.05% 3/30/2029	3,000	3,034
Charter Communications Operating, LLC 6.384% 10/23/2035	1,000	1,034
Charter Communications Operating, LLC 5.85% 12/1/2035	2,240	2,230
Charter Communications Operating, LLC 3.50% 3/1/2042	5,675	3,943
Charter Communications Operating, LLC 4.80% 3/1/2050	1,567	1,188
Charter Communications Operating, LLC 3.70% 4/1/2051	6,469	4,141
Charter Communications Operating, LLC 3.90% 6/1/2052	24,781	16,200
Charter Communications Operating, LLC 5.25% 4/1/2053	4,844	3,872
Charter Communications Operating, LLC 6.70% 12/1/2055	3,876	3,746
Comcast Corp. 2.65% 2/1/2030	18,000	16,980
Comcast Corp. 5.65% 6/1/2054	1,691	1,586
Comcast Corp. 6.05% 5/15/2055	145	144
Connect Finco SARL 9.00% 9/15/2029 (f)	14,323	15,220
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	32,068	32,241
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	5,850	5,930
Discovery Communications, LLC 3.95% 3/20/2028	1,604	1,577
Discovery Communications, LLC 3.625% 5/15/2030	5,000	4,625
Capital Income Builder — Page 30 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Discovery Communications, LLC 3.625% 5/15/2030	USD1,775	$1,584
DISH Network Corp. 11.75% 11/15/2027 (f)	49,646	51,407
EchoStar Corp. 10.75% 11/30/2029	4,627	5,075
EchoStar Corp. 6.75% Cash 11/30/2030 (l)	40,145	40,907
Embarq, LLC 7.995% 6/1/2036	725	286
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (f)	1,425	1,431
Frontier Communications Holdings, LLC 5.875% 11/1/2029	4,854	4,903
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (f)	20,000	20,193
Gray Media, Inc. 10.50% 7/15/2029 (f)	3,034	3,260
Gray Media, Inc. 9.625% 7/15/2032 (f)	9,715	10,023
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	2,560	2,674
Meta Platforms, Inc. 4.875% 11/15/2035	16,090	15,921
Meta Platforms, Inc. 5.50% 11/15/2045	7,389	7,110
Meta Platforms, Inc. 4.45% 8/15/2052	4,500	3,615
Meta Platforms, Inc. 5.40% 8/15/2054	883	814
Meta Platforms, Inc. 5.625% 11/15/2055	18,562	17,675
Meta Platforms, Inc. 5.75% 11/15/2065	7,595	7,187
Orange 5.00% 1/13/2036 (f)	4,358	4,324
Paramount Global 4.95% 5/19/2050	3,000	2,106
SBA Tower Trust 1.631% 11/15/2026 (f)	22,469	22,044
Sirius XM Radio, LLC 3.125% 9/1/2026 (f)	1,825	1,815
Sirius XM Radio, LLC 5.00% 8/1/2027 (f)	3,175	3,171
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	2,995	2,927
Sirius XM Radio, LLC 5.50% 7/1/2029 (f)	325	327
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	685	647
Sirius XM Radio, LLC 3.875% 9/1/2031 (f)	3,390	3,099
Snap, Inc. 6.875% 3/1/2033 (f)	5,525	5,673
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,976
T-Mobile USA, Inc. 3.875% 4/15/2030	8,975	8,824
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,945
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,554
T-Mobile USA, Inc. 5.30% 5/15/2035	400	408
T-Mobile USA, Inc. 4.95% 11/15/2035	100	99
T-Mobile USA, Inc. 3.00% 2/15/2041	4,200	3,116
T-Mobile USA, Inc. 3.30% 2/15/2051	5,000	3,333
T-Mobile USA, Inc. 3.40% 10/15/2052	7,200	4,829
Univision Communications, Inc. 7.375% 6/30/2030 (f)	2,515	2,550
Univision Communications, Inc. 8.50% 7/31/2031 (f)	4,000	4,174
Univision Communications, Inc. 9.375% 8/1/2032 (f)	4,565	4,917
Verizon Communications, Inc. 2.55% 3/21/2031	10,265	9,381
Verizon Communications, Inc. 2.355% 3/15/2032	11,509	10,149
Verizon Communications, Inc. 4.75% 1/15/2033	2,818	2,820
Verizon Communications, Inc. 5.25% 4/2/2035	352	357
Verizon Communications, Inc. 5.00% 1/15/2036	7,575	7,491
Verizon Communications, Inc. 5.401% 7/2/2037	351	354
Verizon Communications, Inc. 2.85% 9/3/2041	460	331
Verizon Communications, Inc. 5.75% 11/30/2045	2,742	2,727
Verizon Communications, Inc. 5.875% 11/30/2055	4,665	4,608
Verizon Communications, Inc. 2.987% 10/30/2056	2,971	1,764
Verizon Communications, Inc. 6.00% 11/30/2065	3,087	3,056
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	4,764	4,731
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	20,001	19,413
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	4,325	4,081
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	4,000	3,525
Capital Income Builder — Page 31 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD11,435	$8,062
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,349	900
		654,300
Energy 0.33%
3R Lux SARL 9.75% 2/5/2031 (f)	985	1,026
AI Candelaria (Spain) SA 7.50% 12/15/2028 (f)	255	261
AI Candelaria (Spain) SA 5.75% 6/15/2033 (f)	2,107	1,885
Antero Resources Corp. 5.40% 2/1/2036	1,325	1,317
APA Corp. 4.25% 1/15/2030	10,285	10,160
APA Corp. 5.25% 2/1/2042	116	96
APA Corp. 5.35% 7/1/2049	1,032	874
APA Corp. 6.75% 2/15/2055	280	283
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	9,265	9,335
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (f)	645	668
Borr IHC, Ltd. 10.00% 11/15/2028 (f)	1,590	1,635
Borr IHC, Ltd. 10.375% 11/15/2030 (f)	2,730	2,794
Cenovus Energy, Inc. 5.25% 6/15/2037	395	385
Cenovus Energy, Inc. 5.40% 6/15/2047	2,910	2,678
CNX Resources Corp. 6.00% 1/15/2029 (f)	2,000	2,013
CNX Resources Corp. 7.25% 3/1/2032 (f)	860	900
Crescent Energy Finance, LLC 9.25% 2/15/2028 (f)	2,548	2,623
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	3,155	3,131
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	1,395	1,351
Devon Energy Corp. 5.75% 9/15/2054	2,315	2,201
Diamondback Energy, Inc. 5.15% 1/30/2030	418	430
Diamondback Energy, Inc. 5.40% 4/18/2034	1,936	1,983
Diamondback Energy, Inc. 5.55% 4/1/2035	1,000	1,030
Diamondback Energy, Inc. 5.75% 4/18/2054	687	657
Diamondback Energy, Inc. 5.90% 4/18/2064	432	413
Ecopetrol SA 7.75% 2/1/2032	2,329	2,393
Ecopetrol SA 8.875% 1/13/2033	1,440	1,549
Ecopetrol SA 8.375% 1/19/2036	1,775	1,838
Enbridge Energy Partners, LP 7.375% 10/15/2045	5,459	6,334
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (f)	5,760	5,603
Enterprise Products Operating, LLC 4.60% 1/15/2031	1,753	1,776
Enterprise Products Operating, LLC 5.20% 1/15/2036	440	448
EOG Resources, Inc. 4.40% 1/15/2031	4,462	4,471
EOG Resources, Inc. 5.65% 12/1/2054	4,559	4,483
EQT Corp. 4.50% 1/15/2029	2,686	2,699
EQT Corp. 7.00% 2/1/2030	15,000	16,293
Equinor ASA 3.625% 9/10/2028	13,165	13,147
Equinor ASA 3.25% 11/18/2049	7,583	5,321
Expand Energy Corp. 5.375% 2/1/2029	2,135	2,136
Exxon Mobil Corp. 2.61% 10/15/2030	20,000	18,771
Exxon Mobil Corp. 3.452% 4/15/2051	2,595	1,863
GeoPark, Ltd. 8.75% 1/31/2030 (f)	1,258	1,175
GeoPark, Ltd. 8.75% 1/31/2030	292	273
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (f)	585	604
Harbour Energy PLC 5.50% 10/15/2026 (f)	4,000	4,006
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)	785	800
Hilcorp Energy I, LP 5.75% 2/1/2029 (f)	665	666
Hilcorp Energy I, LP 6.00% 4/15/2030 (f)	3,260	3,210
Hilcorp Energy I, LP 6.00% 2/1/2031 (f)	1,050	1,015
Capital Income Builder — Page 32 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Hilcorp Energy I, LP 8.375% 11/1/2033 (f)	USD1,170	$1,215
Hilcorp Energy I, LP 6.875% 5/15/2034 (f)	3,070	2,960
Hilcorp Energy I, LP 7.25% 2/15/2035 (f)	445	431
Kinetik Holdings, LP 6.625% 12/15/2028 (f)	1,515	1,561
Kinetik Holdings, LP 5.875% 6/15/2030 (f)	2,000	2,025
Kodiak Gas Services, LLC 6.50% 10/1/2033 (f)	300	307
Kodiak Gas Services, LLC 6.75% 10/1/2035 (f)	580	600
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (f)	375	375
Leviathan Bond, Ltd. 6.75% 6/30/2030 (f)	2,085	2,141
Matador Resources Co. 6.875% 4/15/2028 (f)	950	971
Matador Resources Co. 6.50% 4/15/2032 (f)	2,090	2,129
Matador Resources Co. 6.25% 4/15/2033 (f)	2,480	2,501
Modec Finance BV 7.84% 7/15/2026 (b)(m)	2,000	2,025
MPLX, LP 5.40% 9/15/2035	992	1,001
Murphy Oil Corp. 6.00% 10/1/2032	955	955
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	765	808
Nabors Industries, Inc. 8.875% 8/15/2031 (f)	1,190	1,211
Nabors Industries, Inc. 7.625% 11/15/2032 (f)	4,110	4,189
NFE Financing, LLC 12.00% 11/15/2029 (f)(n)	51,391	18,209
Noble Finance II, LLC 8.00% 4/15/2030 (f)	4,285	4,469
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	1,355	1,402
Occidental Petroleum Corp. 4.625% 6/15/2045	1,500	1,206
Occidental Petroleum Corp. 6.60% 3/15/2046	4,000	4,138
Occidental Petroleum Corp. 4.40% 4/15/2046	2,000	1,592
Occidental Petroleum Corp. 6.05% 10/1/2054	3,000	2,890
Permian Resources Operating, LLC 5.875% 7/1/2029 (f)	5,000	5,019
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	544	584
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	6,905	7,243
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	5,000	5,154
Petroleos Mexicanos 6.50% 1/23/2029	14,000	14,279
Petroleos Mexicanos 6.84% 1/23/2030	41,500	42,594
Petroleos Mexicanos 6.70% 2/16/2032	4,282	4,278
Petroleos Mexicanos 6.375% 1/23/2045	108	88
Petroleos Mexicanos 6.75% 9/21/2047	5,264	4,344
Petroleos Mexicanos 6.35% 2/12/2048	44	35
Petroleos Mexicanos 7.69% 1/23/2050	597	537
Petroleos Mexicanos 6.95% 1/28/2060	310	253
Pluspetrol SA 8.50% 5/30/2032 (f)	1,135	1,168
Raizen Fuels Finance SA 6.70% 2/25/2037 (f)	2,275	1,856
Range Resources Corp. 4.75% 2/15/2030 (f)	445	439
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (f)	1,542	1,575
Saudi Arabian Oil Co. 4.00% 2/2/2029 (f)	1,217	1,210
Saudi Arabian Oil Co. 4.375% 2/2/2031 (f)	7,750	7,688
Saudi Arabian Oil Co. 5.00% 2/2/2036 (f)	2,793	2,750
Saudi Arabian Oil Co. 6.00% 2/2/2056 (f)	2,500	2,443
Saudi Arabian Oil Co. 5.875% 7/17/2064 (f)	3,000	2,861
SM Energy Co. 5.00% 10/15/2026 (f)	3,070	3,069
SM Energy Co. 8.375% 7/1/2028 (f)	1,675	1,726
SM Energy Co. 8.625% 11/1/2030 (f)	490	519
SM Energy Co. 8.75% 7/1/2031 (f)	2,682	2,820
SM Energy Co. 9.625% 6/15/2033 (f)	915	1,001
Sunoco, LP 6.00% 4/15/2027	1,000	1,002
Sunoco, LP 7.00% 9/15/2028 (f)	2,000	2,066
Sunoco, LP 7.00% 5/1/2029 (f)	935	973
Capital Income Builder — Page 33 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Sunoco, LP 4.50% 5/15/2029	USD1,700	$1,674
Sunoco, LP 5.625% 3/15/2031 (f)	1,285	1,293
Sunoco, LP 7.25% 5/1/2032 (f)	1,766	1,869
Sunoco, LP 5.875% 3/15/2034 (f)	1,360	1,364
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (f)(k)	2,645	2,726
Talos Production, Inc. 9.00% 2/1/2029 (f)	735	766
Talos Production, Inc. 9.375% 2/1/2031 (f)	1,915	2,030
Targa Resources Corp. 5.65% 2/15/2036	1,670	1,716
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	3,194	3,195
TransCanada Pipelines, Ltd. (3-month USD CME Term SOFR + 2.472%) 6.323% 5/16/2067 (g)	1,000	898
Transocean International, Ltd. 8.75% 2/15/2030 (f)	750	782
Transocean International, Ltd. 7.875% 10/15/2032 (f)	1,290	1,361
USA Compression Partners, LP 7.125% 3/15/2029 (f)	1,380	1,430
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (f)	3,000	2,852
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (f)	6,731	6,901
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (f)	3,485	3,218
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (f)	10,000	8,684
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	1,570	1,607
Venture Global LNG, Inc. 9.875% 2/1/2032 (f)	1,455	1,539
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)	885	911
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (f)	1,250	1,371
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	6,880	7,143
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (f)	2,795	2,896
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (f)	3,095	3,453
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	2,450	2,569
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (f)	4,135	4,311
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	5,113	5,237
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (f)	845	859
		406,543
Health care 0.30%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)	200	205
AbbVie, Inc. 4.95% 3/15/2031	1,155	1,194
AbbVie, Inc. 5.05% 3/15/2034	4,675	4,794
AbbVie, Inc. 5.20% 3/15/2035	1,110	1,145
AbbVie, Inc. 5.35% 3/15/2044	2,450	2,428
AbbVie, Inc. 5.40% 3/15/2054	2,000	1,941
AbbVie, Inc. 5.50% 3/15/2064	129	125
Accendra Health, Inc. 4.50% 3/31/2029 (f)	9,387	6,184
Accendra Health, Inc. 6.625% 4/1/2030 (f)	6,160	3,470
Amgen, Inc. 4.20% 3/1/2033	8,000	7,806
Amgen, Inc. 5.25% 3/2/2033	3,325	3,442
Amgen, Inc. 5.60% 3/2/2043	8,000	8,064
Amgen, Inc. 4.40% 5/1/2045	2,000	1,718
Amgen, Inc. 4.875% 3/1/2053	2,825	2,487
Amgen, Inc. 5.65% 3/2/2053	725	714
Amgen, Inc. 5.75% 3/2/2063	5,800	5,675
Ascension Health 4.078% 11/15/2028	673	676
Ascension Health 4.923% 11/15/2035	1,380	1,382
AstraZeneca Finance, LLC 4.90% 2/26/2031	275	284
AstraZeneca Finance, LLC 5.00% 2/26/2034	4,015	4,136
Baxter International, Inc. 4.45% 2/15/2029	1,512	1,518
Baxter International, Inc. 4.90% 12/15/2030	12,216	12,315
Capital Income Builder — Page 34 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Baxter International, Inc. 5.65% 12/15/2035	USD5,176	$5,222
Baxter International, Inc. 3.132% 12/1/2051	3,190	2,008
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (f)	4,093	4,109
Bristol-Myers Squibb Co. 5.20% 2/22/2034	3,958	4,097
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	326
Bristol-Myers Squibb Co. 5.55% 2/22/2054	8,005	7,837
Centene Corp. 4.25% 12/15/2027	5,000	4,973
Centene Corp. 3.00% 10/15/2030	2,590	2,321
Centene Corp. 2.50% 3/1/2031	896	775
Centene Corp. 2.625% 8/1/2031	3,214	2,766
Cigna Group (The) 4.875% 9/15/2032	2,000	2,025
Cigna Group (The) 5.25% 1/15/2036	5,562	5,642
Cigna Group (The) 6.00% 1/15/2056	1,939	1,979
CVS Health Corp. 5.40% 6/1/2029	2,000	2,071
CVS Health Corp. 5.55% 6/1/2031	2,467	2,580
CVS Health Corp. 5.00% 9/15/2032	3,909	3,975
CVS Health Corp. 5.25% 2/21/2033	2,000	2,052
CVS Health Corp. 5.70% 6/1/2034	1,066	1,109
CVS Health Corp. 5.45% 9/15/2035	5,886	5,991
CVS Health Corp. 6.00% 6/1/2044	12,000	12,036
CVS Health Corp. 6.05% 6/1/2054	8,000	7,912
CVS Health Corp. 6.20% 9/15/2055	9,908	10,013
CVS Health Corp. 6.00% 6/1/2063	328	315
CVS Health Corp., junior subordinated, 6.75% 12/10/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.516% on 12/10/2034) (k)	5,000	5,200
CVS Health Corp., junior subordinated, 7.00% 3/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.886% on 3/10/2030) (k)	5,000	5,235
DaVita, Inc. 4.625% 6/1/2030 (f)	5,000	4,813
DaVita, Inc. 6.75% 7/15/2033 (f)	3,295	3,384
Elevance Health, Inc. 5.00% 1/15/2036	5,427	5,385
Elevance Health, Inc. 5.70% 9/15/2055	1,580	1,541
Eli Lilly and Co. 4.90% 10/15/2035	3,000	3,037
Eli Lilly and Co. 5.55% 10/15/2055	1,259	1,262
Gilead Sciences, Inc. 5.10% 6/15/2035	3,202	3,275
Gilead Sciences, Inc. 2.80% 10/1/2050	3,000	1,905
HCA, Inc. 4.125% 6/15/2029	8,450	8,433
Humana, Inc. 5.75% 4/15/2054	3,855	3,555
IQVIA, Inc. 6.25% 6/1/2032 (f)	10,000	10,402
Laboratory Corp. of America Holdings 4.70% 2/1/2045	6,900	6,164
Molina Healthcare, Inc. 4.375% 6/15/2028 (f)	6,000	5,897
Molina Healthcare, Inc. 6.50% 2/15/2031 (f)	4,835	4,961
Molina Healthcare, Inc. 3.875% 5/15/2032 (f)	7,000	6,305
Molina Healthcare, Inc. 6.25% 1/15/2033 (f)	7,210	7,266
Organon & Co. 4.125% 4/30/2028 (f)	1,520	1,492
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	7,000	6,731
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	7,372	6,997
Pfizer Investment Enterprises Pte., Ltd. 5.34% 5/19/2063	4,000	3,724
Pfizer, Inc. 5.60% 11/15/2055	3,000	2,983
Pfizer, Inc. 5.70% 11/15/2065	2,000	1,973
Sotera Health Holdings, LLC 7.375% 6/1/2031 (f)	1,105	1,164
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	7,619	7,716
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	518	526
Tenet Healthcare Corp. 4.25% 6/1/2029	3,870	3,805
Tenet Healthcare Corp. 6.75% 5/15/2031	1,935	2,011
Capital Income Builder — Page 35 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD7,998	$7,939
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	909	910
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	13,045	13,554
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,380	6,445
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	5,363	5,884
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,553	2,932
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,460	1,529
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	16,718	12,803
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	900	933
UnitedHealth Group, Inc. 4.40% 6/15/2028	1,370	1,385
UnitedHealth Group, Inc. 4.65% 1/15/2031	2,785	2,821
UnitedHealth Group, Inc. 5.30% 6/15/2035	10,458	10,766
UnitedHealth Group, Inc. 5.50% 7/15/2044	3,500	3,443
UnitedHealth Group, Inc. 5.625% 7/15/2054	3,000	2,923
UnitedHealth Group, Inc. 5.95% 6/15/2055	6,188	6,325
Viatris, Inc. 4.00% 6/22/2050	980	658
		372,229
Consumer discretionary 0.26%
Acushnet Co. 5.625% 12/1/2033 (f)	680	688
Advance Auto Parts, Inc. 5.95% 3/9/2028	2,623	2,687
Advance Auto Parts, Inc. 3.90% 4/15/2030	3,581	3,311
Advance Auto Parts, Inc. 7.00% 8/1/2030 (f)	4,526	4,606
Advance Auto Parts, Inc. 3.50% 3/15/2032	3,272	2,830
Advance Auto Parts, Inc. 7.375% 8/1/2033 (f)	5,654	5,742
Allied Universal Holdco, LLC 6.875% 6/15/2030 (f)	8,162	8,482
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (f)	1,355	1,412
Amazon.com, Inc. 4.65% 11/20/2035	1,254	1,242
Amazon.com, Inc. 5.45% 11/20/2055	6,392	6,229
Amazon.com, Inc. 5.55% 11/20/2065	4,325	4,200
AutoNation, Inc. 5.89% 3/15/2035	4,000	4,158
Bath & Body Works, Inc. 7.50% 6/15/2029	1,000	1,022
Caesars Entertainment, Inc. 6.50% 2/15/2032 (f)	2,520	2,578
Carnival Corp. 4.00% 8/1/2028 (f)	3,000	2,970
Carnival Corp. 5.125% 5/1/2029 (f)	3,460	3,502
Carnival Corp. 7.00% 8/15/2029 (f)	6,115	6,403
Carnival Corp. 5.75% 3/15/2030 (f)	3,628	3,738
Carnival Corp. 5.75% 8/1/2032 (f)	3,500	3,599
Carnival Corp. 6.125% 2/15/2033 (f)	8,965	9,227
Ford Motor Co. 3.25% 2/12/2032	2,000	1,777
Ford Motor Co. 4.75% 1/15/2043	17,930	14,392
Ford Motor Co. 5.291% 12/8/2046	12,810	10,871
Ford Motor Credit Co., LLC 6.95% 3/6/2026	200	200
Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,200	2,217
Ford Motor Credit Co., LLC 2.70% 8/10/2026	3,790	3,760
Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	4,067
Ford Motor Credit Co., LLC 4.95% 5/28/2027	4,230	4,255
Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,000	968
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,171	1,201
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,780	1,875
Ford Motor Credit Co., LLC 2.90% 2/10/2029	8,995	8,526
Ford Motor Credit Co., LLC 4.97% 4/6/2029	780	784
Ford Motor Credit Co., LLC 5.113% 5/3/2029	6,100	6,149
Ford Motor Credit Co., LLC 7.20% 6/10/2030	6,450	6,941
Capital Income Builder — Page 36 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 5.73% 9/5/2030	USD6,247	$6,398
Ford Motor Credit Co., LLC 3.625% 6/17/2031	5,000	4,623
Ford Motor Credit Co., LLC 6.054% 11/5/2031	9,602	9,920
Ford Motor Credit Co., LLC 5.753% 4/6/2033	1,395	1,408
Ford Motor Credit Co., LLC 6.125% 3/8/2034	4,053	4,147
Ford Motor Credit Co., LLC 6.50% 2/7/2035	25,500	26,610
Ford Motor Credit Co., LLC 5.869% 10/31/2035	6,576	6,551
General Motors Financial Co., Inc. 5.80% 1/7/2029	750	782
General Motors Financial Co., Inc. 4.90% 10/6/2029	3,103	3,154
General Motors Financial Co., Inc. 5.45% 7/15/2030	2,000	2,079
General Motors Financial Co., Inc. 4.60% 1/8/2031	1,500	1,501
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,105	1,152
General Motors Financial Co., Inc. 5.45% 9/6/2034	1,357	1,379
General Motors Financial Co., Inc. 5.90% 1/7/2035	8,361	8,710
General Motors Financial Co., Inc. 6.15% 7/15/2035	3,109	3,291
General Motors Financial Co., Inc. 5.45% 1/8/2036	5,333	5,358
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	3,800	3,510
Genting New York, LLC 7.25% 10/1/2029 (f)	630	652
Gildan Activewear, Inc. 5.40% 10/7/2035 (f)	645	645
Grand Canyon University 4.375% 10/1/2026	1,500	1,483
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	385	392
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (f)	4,260	4,283
Home Depot, Inc. 2.95% 6/15/2029	4,775	4,632
Home Depot, Inc. 5.40% 6/25/2064	1,480	1,418
Hyundai Capital America 4.875% 6/23/2027 (f)	1,334	1,349
Hyundai Capital America 5.275% 6/24/2027 (f)	3,073	3,123
Hyundai Capital America 4.90% 6/23/2028 (f)	1,422	1,446
Hyundai Capital America 4.25% 9/18/2028 (f)	2,166	2,169
Hyundai Capital America 4.25% 1/8/2029 (f)	1,236	1,239
Hyundai Capital America 5.15% 3/27/2030 (f)	1,000	1,026
Hyundai Capital America 4.50% 9/18/2030 (f)	1,043	1,044
McDonald’s Corp. 4.45% 3/1/2047	2,100	1,801
McDonald’s Corp. 5.15% 9/9/2052	1,225	1,142
Newell Brands, Inc. 6.375% 5/15/2030	1,200	1,187
Newell Brands, Inc. 6.625% 5/15/2032	5,900	5,782
Newell Brands, Inc. 7.375% 4/1/2036	2,025	1,961
Newell Brands, Inc. 7.50% 4/1/2046	4,000	3,382
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (f)	10,000	9,979
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	2,580	2,711
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (f)	6,000	5,670
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	9,790	10,464
RHP Hotel Properties, LP 6.50% 6/15/2033 (f)	790	819
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026 (f)	2,825	2,824
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (f)	1,095	1,126
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	3,188	3,196
Sands China, Ltd. 2.85% 3/8/2029	10,000	9,539
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)	925	845
Starbucks Corp. 3.50% 11/15/2050	1,600	1,134
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (f)	2,000	1,978
ZF North America Capital, Inc. 6.75% 4/23/2030 (f)	250	251
		327,874
Capital Income Builder — Page 37 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials 0.24%	Principal amount (000)	Value (000)
Ambipar Lux SARL 9.875% 2/6/2031 (f)	USD385	$75
BAE Systems PLC 5.25% 3/26/2031 (f)	346	359
BAE Systems PLC 5.30% 3/26/2034 (f)	925	957
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,971
Boeing Co. (The) 6.298% 5/1/2029	3,228	3,430
Boeing Co. (The) 5.15% 5/1/2030	2,813	2,892
Boeing Co. (The) 3.625% 2/1/2031	2,488	2,399
Boeing Co. (The) 6.388% 5/1/2031	1,894	2,056
Boeing Co. (The) 3.60% 5/1/2034	5,000	4,553
Boeing Co. (The) 6.528% 5/1/2034	71,724	79,369
Boeing Co. (The) 5.805% 5/1/2050	4,141	4,093
Boeing Co. (The) 6.858% 5/1/2054	749	845
Boeing Co. (The) 5.93% 5/1/2060	4,629	4,560
Boeing Co. (The) 7.008% 5/1/2064	271	310
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,247	938
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,885	2,581
Carpenter Technology Corp. 5.625% 3/1/2034 (f)	5,885	5,979
Carrier Global Corp. 2.722% 2/15/2030	12,267	11,567
Clean Harbors, Inc. 6.375% 2/1/2031 (f)	335	343
Clean Harbors, Inc. 5.75% 10/15/2033 (f)	4,865	4,973
CSX Corp. 2.40% 2/15/2030	6,636	6,210
CSX Corp. 3.35% 9/15/2049	10,000	7,095
EquipmentShare.com, Inc. 8.625% 5/15/2032 (f)	20,775	22,235
EquipmentShare.com, Inc. 8.00% 3/15/2033 (f)	9,000	9,501
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (f)	1,930	1,958
General Electric Co. 4.90% 1/29/2036	726	735
Herc Holdings, Inc. 6.625% 6/15/2029 (f)	1,755	1,817
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	1,015	1,066
Herc Holdings, Inc. 5.75% 3/15/2031 (f)	1,720	1,733
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	3,825	4,050
Herc Holdings, Inc. 6.00% 3/15/2034 (f)	1,795	1,805
Icahn Enterprises, LP 6.25% 5/15/2026	2,166	2,170
Icahn Enterprises, LP 5.25% 5/15/2027	25,000	24,747
Icahn Enterprises, LP 9.75% 1/15/2029	2,000	2,014
Icahn Enterprises, LP 10.00% 11/15/2029 (f)	550	556
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)	1,140	1,191
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032	415	434
Moog, Inc. 4.25% 12/9/2027 (f)	4,625	4,604
Norfolk Southern Corp. 5.10% 5/1/2035	432	441
Norfolk Southern Corp. 3.05% 5/15/2050	3,000	1,982
Norfolk Southern Corp. 5.35% 8/1/2054	14,173	13,570
Paychex, Inc. 5.60% 4/15/2035	693	719
Prime Security Services Borrower, LLC 5.75% 4/15/2026 (f)	54	54
QXO Building Products, Inc. 6.75% 4/30/2032 (f)	4,775	4,925
Regal Rexnord Corp. 6.30% 2/15/2030	1,555	1,649
Regal Rexnord Corp. 6.40% 4/15/2033	2,500	2,672
Reworld Holding Corp. 4.875% 12/1/2029 (f)	1,340	1,298
RTX Corp. 3.125% 5/4/2027	12,375	12,262
Science Applications International Corp. 5.875% 11/1/2033 (f)	310	313
SkyMiles IP, Ltd. 4.75% 10/20/2028 (f)	2,237	2,254
TransDigm, Inc. 6.375% 3/1/2029 (f)	5,445	5,606
TransDigm, Inc. 6.25% 1/31/2034 (f)	11,005	11,379
TransDigm, Inc. 6.75% 1/31/2034 (f)	1,180	1,222
Tyco Electronics Group SA 4.875% 2/9/2036	952	948
Capital Income Builder — Page 38 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 5.10% 2/20/2035	USD1,263	$1,300
Union Pacific Corp. 3.50% 2/14/2053	817	580
Union Pacific Corp. 5.60% 12/1/2054	2,462	2,455
United Airlines Holdings, Inc. 5.375% 3/1/2031	1,680	1,699
		295,499
Utilities 0.22%
Aegea Finance SARL 9.00% 1/20/2031 (f)	1,611	1,713
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)	1,248	1,177
Alliant Energy Finance, LLC 3.60% 3/1/2032 (f)	750	703
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	2,000	1,683
Commonwealth Edison Co. 2.95% 8/15/2027	2,450	2,423
Consumers Energy Co. 5.05% 5/15/2035	650	660
Duke Energy Florida, LLC 4.20% 12/1/2030	4,000	3,993
Duke Energy Florida, LLC 4.85% 12/1/2035	425	422
Edison International 4.125% 3/15/2028	1,832	1,821
Edison International 5.25% 11/15/2028	1,000	1,017
Edison International 5.45% 6/15/2029	2,000	2,043
Edison International 5.25% 3/15/2032	2,280	2,290
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (k)	2,380	2,480
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (k)	EUR4,000	4,735
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (f)(k)	USD3,355	3,973
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (k)	15,349	15,461
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	2,318	2,184
Enfragen Energia Sur SA 5.375% 12/30/2030	1,110	1,036
Eversource Energy 5.50% 1/1/2034	900	926
Eversource Energy 5.95% 7/15/2034	647	686
Exelon Corp. 4.45% 4/15/2046	8,115	6,825
FirstEnergy Corp. 3.40% 3/1/2050	2,000	1,393
FirstEnergy Corp., Series B, 3.90% 7/15/2027	25,785	25,733
Florida Power & Light Co. 5.10% 4/1/2033	2,115	2,184
Florida Power & Light Co. 4.70% 2/15/2036	7,470	7,386
Florida Power & Light Co. 5.30% 4/1/2053	1,368	1,316
Florida Power & Light Co. 5.70% 3/15/2055	445	452
Florida Power & Light Co. 5.60% 2/15/2066	525	516
Light Energia SA 4.375% 6/18/2026	471	456
Light Servicos de Eletricidade SA 4.21% 12/19/2032	209	152
Light Servicos de Eletricidade SA 2.26% PIK 12/19/2037 (l)	89	24
Long Ridge Energy, LLC 8.75% 2/15/2032 (f)	1,645	1,748
Pacific Gas and Electric Co. 2.95% 3/1/2026	11,625	11,614
Pacific Gas and Electric Co. 5.45% 6/15/2027	2,000	2,033
Pacific Gas and Electric Co. 5.00% 6/4/2028	2,000	2,037
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,500	1,516
Pacific Gas and Electric Co. 4.55% 7/1/2030	2,173	2,168
Pacific Gas and Electric Co. 2.50% 2/1/2031	17,825	16,122
Pacific Gas and Electric Co. 6.40% 6/15/2033	239	258
Pacific Gas and Electric Co. 5.80% 5/15/2034	2,925	3,036
Pacific Gas and Electric Co. 5.70% 3/1/2035	983	1,008
Pacific Gas and Electric Co. 6.00% 8/15/2035	1,000	1,047
Pacific Gas and Electric Co. 4.95% 7/1/2050	24,968	21,187
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,500	10,494
Capital Income Builder — Page 39 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 5.90% 10/1/2054	USD3,000	$2,886
Pacific Gas and Electric Co. 6.10% 10/15/2055	5,000	4,927
PacifiCorp 5.45% 2/15/2034	1,850	1,879
PacifiCorp 6.10% 8/1/2036	845	886
PacifiCorp 3.30% 3/15/2051	800	514
PacifiCorp 2.90% 6/15/2052	5,419	3,201
PacifiCorp 5.35% 12/1/2053	575	507
PacifiCorp 5.50% 5/15/2054	8,554	7,712
PacifiCorp 5.80% 1/15/2055	6,800	6,409
PG&E Corp. 5.00% 7/1/2028	6,595	6,584
PG&E Corp. 5.25% 7/1/2030	12,763	12,692
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (k)	11,940	12,330
Public Service Electric and Gas Co. 3.20% 5/15/2029	4,000	3,905
Public Service Electric and Gas Co. 4.90% 8/15/2035	1,325	1,330
Public Service Electric and Gas Co. 3.20% 8/1/2049	3,300	2,289
Public Service Electric and Gas Co. 5.625% 1/1/2056	2,600	2,606
Southern California Edison Co. 4.20% 3/1/2029	1,000	997
Southern California Edison Co. 2.85% 8/1/2029	550	523
Southern California Edison Co. 5.95% 11/1/2032	865	919
Southern California Edison Co. 5.20% 6/1/2034	3,375	3,380
Southern California Edison Co. 5.45% 3/1/2035	2,165	2,190
Southern California Edison Co. 3.60% 2/1/2045	2,102	1,521
Southern California Edison Co. 4.00% 4/1/2047	15,884	12,002
Southern California Edison Co. 5.90% 3/1/2055	10,750	10,387
Southern California Edison Co. 6.20% 9/15/2055	2,224	2,245
Wisconsin Electric Power Co. 4.15% 10/15/2030	1,050	1,047
Xcel Energy, Inc. 2.60% 12/1/2029	1,525	1,440
		279,439
Information technology 0.21%
Amphenol Corp. 4.625% 2/15/2036	11,880	11,624
Amphenol Corp. 5.30% 11/15/2055	1,463	1,397
ams-OSRAM AG 12.25% 3/30/2029 (f)	965	1,030
Broadcom, Inc. 4.60% 7/15/2030	2,000	2,028
Broadcom, Inc. 5.15% 11/15/2031	2,511	2,604
Broadcom, Inc. 4.55% 2/15/2032	492	492
Broadcom, Inc. 3.469% 4/15/2034	1,500	1,364
Broadcom, Inc. 4.80% 10/15/2034	495	494
Broadcom, Inc. 5.20% 7/15/2035	2,376	2,429
Broadcom, Inc. 4.80% 2/15/2036	1,929	1,905
Broadcom, Inc. 4.90% 2/15/2038	1,762	1,725
Cloud Software Group, Inc. 8.25% 6/30/2032 (f)	4,000	4,072
Cloud Software Group, Inc. 6.625% 8/15/2033 (f)	4,515	4,333
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	8,605	9,135
Fair Isaac Corp. 6.00% 5/15/2033 (f)	7,000	7,137
Hughes Satellite Systems Corp. 5.25% 8/1/2026	38,375	36,327
Hughes Satellite Systems Corp. 6.625% 8/1/2026	3,286	2,886
Intel Corp. 5.00% 2/21/2031	3,000	3,069
Intel Corp. 3.05% 8/12/2051	1,455	907
Intel Corp. 5.60% 2/21/2054	6,977	6,547
Intel Corp. 3.10% 2/15/2060	8,000	4,594
Microchip Technology, Inc. 5.05% 3/15/2029	2,725	2,789
Microchip Technology, Inc. 5.05% 2/15/2030	1,267	1,297
Capital Income Builder — Page 40 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Micron Technology, Inc. 6.05% 11/1/2035	USD3,255	$3,499
NCR Atleos Corp. 9.50% 4/1/2029 (f)	1,325	1,421
Oracle Corp. 3.25% 11/15/2027	5,000	4,905
Oracle Corp. 4.80% 9/26/2032	4,000	3,874
Oracle Corp. 5.50% 8/3/2035	4,500	4,389
Oracle Corp. 5.20% 9/26/2035	24,004	22,889
Oracle Corp. 5.875% 9/26/2045	1,430	1,287
Oracle Corp. 3.95% 3/25/2051	3,029	1,988
Oracle Corp. 6.00% 8/3/2055	5,000	4,380
Oracle Corp. 5.95% 9/26/2055	16,309	14,394
Oracle Corp. 6.10% 9/26/2065	1,667	1,454
Roper Technologies, Inc. 4.90% 10/15/2034	2,425	2,409
Roper Technologies, Inc. 5.10% 9/15/2035	4,004	4,000
Synopsys, Inc. 5.15% 4/1/2035	25,000	25,352
Synopsys, Inc. 5.70% 4/1/2055	22,694	22,404
Texas Instruments, Inc. 4.85% 2/8/2034	5	5
UKG, Inc. 6.875% 2/1/2031 (f)	1,240	1,240
Unisys Corp. 10.625% 1/15/2031 (f)	4,351	4,132
Viasat, Inc. 5.625% 4/15/2027 (f)	16,000	16,018
WULF Compute, LLC 7.75% 10/15/2030 (f)	2,220	2,318
X.AI Corp. 12.50% 6/30/2030	6,625	7,315
		259,858
Real estate 0.14%
Boston Properties, LP 2.45% 10/1/2033	2,114	1,749
Boston Properties, LP 6.50% 1/15/2034	2,395	2,571
Boston Properties, LP 5.75% 1/15/2035	5,224	5,353
Equinix, Inc. 2.90% 11/18/2026	6,572	6,519
FibraSOMA 4.375% 7/22/2031 (f)	2,753	2,454
Forestar Group, Inc. 5.00% 3/1/2028 (f)	6,000	6,018
Forestar Group, Inc. 6.50% 3/15/2033 (f)	2,640	2,701
GLP Capital, LP 4.00% 1/15/2030	3,240	3,159
Highwoods Realty, LP 7.65% 2/1/2034	2,625	2,988
Howard Hughes Corp. (The) 5.375% 8/1/2028 (f)	5,130	5,132
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	260	252
Hudson Pacific Properties, LP 4.65% 4/1/2029	7,200	6,605
Hudson Pacific Properties, LP 3.25% 1/15/2030	1,200	1,019
Iron Mountain, Inc. 5.00% 7/15/2028 (f)	2,410	2,406
Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,150	1,126
Kennedy-Wilson, Inc. 4.75% 2/1/2030	310	298
Kennedy-Wilson, Inc. 5.00% 3/1/2031	3,115	2,994
Kilroy Realty, LP 5.875% 10/15/2035	2,350	2,370
Kilroy Realty, LP 6.25% 1/15/2036	1,048	1,084
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,487	1,529
MPT Operating Partnership, LP 3.50% 3/15/2031	260	193
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	31,303	33,555
Piedmont Operating Partnership, LP 5.625% 1/15/2033	1,891	1,902
Prologis, LP 5.00% 3/15/2034	1,800	1,829
Prologis, LP 5.25% 3/15/2054	270	258
RLJ Lodging Trust, LP 3.75% 7/1/2026 (f)	1,000	995
Service Properties Trust 4.95% 2/15/2027	140	139
Service Properties Trust 0% 9/30/2027 (f)	29,378	26,632
Service Properties Trust 5.50% 12/15/2027	12,000	11,913
Service Properties Trust 3.95% 1/15/2028	5,110	4,840
Capital Income Builder — Page 41 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Service Properties Trust 8.375% 6/15/2029	USD6,405	$6,486
Service Properties Trust 4.95% 10/1/2029	1,042	920
Service Properties Trust 4.375% 2/15/2030	60	52
Service Properties Trust 8.625% 11/15/2031 (f)	28,212	29,651
Trust Fibra Uno 7.70% 1/23/2032 (f)	620	676
VICI Properties, LP 5.625% 4/1/2035	1,414	1,441
WEA Finance, LLC 3.50% 6/15/2029 (f)	2,083	2,018
		181,827
Materials 0.13%
Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (f)	1,470	1,415
Ball Corp. 5.50% 9/15/2033	3,945	4,012
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	665	678
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,301	1,347
BHP Billiton Finance (USA), Ltd. 5.00% 2/15/2036	425	431
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	1,436	1,471
Braskem Netherlands Finance BV 4.50% 1/10/2028	600	274
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	1,475	632
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	171
Braskem Netherlands Finance BV 7.25% 2/13/2033	2,750	1,117
Braskem Netherlands Finance BV 7.25% 2/13/2033 (f)	1,270	516
Braskem Netherlands Finance BV 8.00% 10/15/2034 (f)	1,740	711
Celanese US Holdings, LLC 6.85% 11/15/2028	2,314	2,431
Celanese US Holdings, LLC 6.50% 4/15/2030	2,000	2,036
Celanese US Holdings, LLC 7.05% 11/15/2030	3,000	3,176
Celanese US Holdings, LLC 7.379% 7/15/2032	3,179	3,319
Celanese US Holdings, LLC 6.75% 4/15/2033	4,000	4,054
Celanese US Holdings, LLC 7.20% 11/15/2033	3,649	3,863
Celanese US Holdings, LLC 7.375% 2/15/2034	2,385	2,428
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (f)	1,160	1,194
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	7,000	7,279
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	1,830	1,932
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	2,500	2,569
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (f)	2,500	2,610
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	5,191	5,440
Commercial Metals Co. 5.75% 11/15/2033 (f)	3,225	3,280
Commercial Metals Co. 6.00% 12/15/2035 (f)	5,120	5,234
Consolidated Energy Finance SA 6.50% 5/15/2026 (f)	3,000	2,972
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	4,190	3,524
Dow Chemical Co. (The) 5.35% 3/15/2035	764	755
Dow Chemical Co. (The) 5.65% 3/15/2036	2,944	2,943
Dow Chemical Co. (The) 5.55% 11/30/2048	526	466
Dow Chemical Co. (The) 6.90% 5/15/2053	231	240
Dow Chemical Co. (The) 5.60% 2/15/2054	2,096	1,831
Ecolab, Inc. 5.00% 9/1/2035	3,000	3,061
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (f)	5,000	5,252
First Quantum Minerals, Ltd. 8.625% 6/1/2031 (f)	5,000	5,258
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (f)	3,000	3,154
Graphic Packaging International, LLC 6.375% 7/15/2032 (f)	7,000	7,087
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (f)	1,602	1,449
JH North America Holdings, Inc. 5.875% 1/31/2031 (f)	175	178
JH North America Holdings, Inc. 6.125% 7/31/2032 (f)	3,165	3,227
LYB International Finance III, LLC 5.125% 1/15/2031	326	328
LYB International Finance III, LLC 5.50% 3/1/2034	517	510
Capital Income Builder — Page 42 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
LYB International Finance III, LLC 6.15% 5/15/2035	USD1,201	$1,227
LYB International Finance III, LLC 5.875% 1/15/2036	2,065	2,043
Ma’aden Sukuk, Ltd. 5.25% 1/29/2036 (f)	4,032	4,041
Magnera Corp. 7.25% 11/15/2031 (f)	6,000	5,675
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (f)	255	260
Methanex Corp. 5.125% 10/15/2027	3,000	3,010
Minera Mexico, SA de CV, 5.625% 2/12/2032 (f)	1,520	1,577
Mineral Resources, Ltd. 8.00% 11/1/2027 (f)	4,075	4,171
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	1,770	1,861
NOVA Chemicals Corp. 4.25% 5/15/2029 (f)	3,280	3,201
Quikrete Holdings, Inc. 6.375% 3/1/2032 (f)	2,000	2,075
Quikrete Holdings, Inc. 6.75% 3/1/2033 (f)	550	572
Sasol Financing USA, LLC 8.75% 5/3/2029 (f)	864	888
Sasol Financing USA, LLC 8.75% 5/3/2029 (m)	350	360
Sherwin-Williams Co. 3.45% 6/1/2027	5,851	5,817
Sherwin-Williams Co. 4.50% 8/15/2030	1,600	1,615
Sherwin-Williams Co. 5.15% 8/15/2035	774	786
Stillwater Mining Co. 4.00% 11/16/2026 (m)	1,175	1,170
Tronox, Inc. 9.125% 9/30/2030 (f)	1,240	1,224
Vale Overseas, Ltd. 6.40% 6/28/2054	1,708	1,758
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (f)(k)	3,150	3,166
Warrior Met Coal, Inc. 7.875% 12/1/2028 (f)	10,000	10,216
		162,568
Consumer staples 0.12%
Albertsons Cos., Inc. 5.50% 3/31/2031 (f)	2,160	2,167
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)	7,070	6,962
Altria Group, Inc. 4.40% 2/14/2026	1,173	1,173
Altria Group, Inc. 5.25% 8/6/2035	2,399	2,422
B&G Foods, Inc. 8.00% 9/15/2028 (f)	5,780	5,462
BAT Capital Corp. 3.557% 8/15/2027	7,650	7,604
BAT Capital Corp. 5.834% 2/20/2031	2,115	2,246
BAT Capital Corp. 5.35% 8/15/2032	6,500	6,754
BAT Capital Corp. 4.625% 3/22/2033	1,095	1,085
BAT Capital Corp. 6.421% 8/2/2033	1,144	1,258
BAT Capital Corp. 6.00% 2/20/2034	2,000	2,142
BAT Capital Corp. 5.625% 8/15/2035	9,492	9,861
BAT Capital Corp. 5.65% 3/16/2052	713	677
BAT Capital Corp. 7.081% 8/2/2053	2,843	3,218
BAT Capital Corp. 6.25% 8/15/2055	2,308	2,379
Campbell’s Co. (The) 4.75% 3/23/2035	121	116
Campbell’s Co. (The) 5.25% 10/13/2054	264	237
Coca-Cola Co. 5.20% 1/14/2055	1,498	1,439
Constellation Brands, Inc. 4.35% 5/9/2027	2,454	2,464
Coty, Inc. 4.75% 1/15/2029 (f)	1,407	1,393
Coty, Inc. 5.60% 1/15/2031 (f)	14,120	14,304
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)	1,214	1,226
Imperial Brands Finance PLC 5.875% 7/1/2034 (f)	2,452	2,562
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	7,728	7,906
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)	1,702	1,757
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	1,156	1,155
Mars, Inc. 5.20% 3/1/2035 (f)	4,879	4,997
Mars, Inc. 5.65% 5/1/2045 (f)	886	894
Capital Income Builder — Page 43 of 57

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Mars, Inc. 5.70% 5/1/2055 (f)	USD10,276	$10,249
Mars, Inc. 5.80% 5/1/2065 (f)	238	239
Minerva Luxembourg SA 8.875% 9/13/2033 (f)	2,215	2,421
Mondelez International, Inc. 5.125% 5/6/2035	2,000	2,046
NBM US Holdings, Inc. 6.625% 8/6/2029 (m)	2,243	2,275
Performance Food Group, Inc. 5.50% 10/15/2027 (f)	1,000	1,001
Philip Morris International, Inc. 4.375% 4/30/2030	1,971	1,983
Philip Morris International, Inc. 4.00% 10/29/2030	1,659	1,642
Philip Morris International, Inc. 4.25% 10/29/2032	3,500	3,445
Philip Morris International, Inc. 5.375% 2/15/2033	2,000	2,082
Philip Morris International, Inc. 5.25% 2/13/2034	995	1,028
Philip Morris International, Inc. 4.90% 11/1/2034	2,000	2,013
Philip Morris International, Inc. 4.625% 10/29/2035	19,780	19,326
Post Holdings, Inc. 6.25% 2/15/2032 (f)	946	973
Post Holdings, Inc. 6.375% 3/1/2033 (f)	3,290	3,318
		149,901
Total corporate bonds and notes		3,847,984
Asset-backed obligations 0.60% Other asset-backed securities 0.28%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (f)(i)	90	91
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (f)(i)	494	498
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (f)(i)	1,269	1,279
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (f)(i)	1	1
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (f)(i)	3,162	3,172
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (f)(i)	4,762	4,791
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(i)	342	346
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (f)(i)	739	755
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 6.576% 2/16/2050 (f)(i)	352	357
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (f)(i)	17	17
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (f)(i)	362	365
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031 (f)(i)	1,671	1,671
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (f)(i)	304	292
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (f)(i)	317	318
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (f)(i)	1,187	1,197
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (f)(i)	347	353
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(i)	2,338	2,227
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(i)	4,954	5,035
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (f)(i)	1,276	1,277
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (f)(i)	100	101
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (f)(i)	2,072	2,078
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(i)	35,254	29,909
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(i)	5,590	4,734
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(i)	26,435	21,632
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (f)(i)	43,891	43,808
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (f)(i)	623	626
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (f)(i)	162	155
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(i)	343	324
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(i)	467	442
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (f)(i)	305	293
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (f)(i)	478	487
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (f)(i)	197	199
Capital Income Builder — Page 44 of 57

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.304%) 3.985% 11/15/2035 (g)(i)	USD11	$10
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 3.935% 7/15/2036 (g)(i)	742	710
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 3.935% 1/15/2037 (g)(i)	968	937
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 3.945% 2/15/2037 (g)(i)	1,901	1,813
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027 (f)(i)	1,500	1,505
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (f)(i)	244	246
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (f)(i)	640	640
Dext ABS, LLC, Series 2023-1, Class A2, 5.99% 3/15/2032 (f)(i)	175	175
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (f)(i)	3,681	3,759
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(i)	199	202
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(i)	30,775	29,534
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (f)(i)	3,361	3,145
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (f)(i)	3,771	3,788
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(i)	3,710	3,739
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(i)	1,181	1,158
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(i)	626	603
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (f)(i)	172	166
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (f)(i)	335	336
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027 (f)(i)	360	362
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class A2, 4.22% 5/15/2028 (f)(i)	1,552	1,559
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (f)(i)	801	813
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(i)	3,757	3,790
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (f)(i)	245	247
HPEFS Equipment Trust, Series 2025-1A, Class A2, 4.49% 9/20/2032 (f)(i)	1,500	1,506
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (f)(i)	1,875	1,879
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027 (f)(i)	1,691	1,696
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (f)(i)	410	411
MMAF Equipment Finance, LLC, Series 2025-B, Class A2, 4.02% 2/13/2029 (f)(i)	3,500	3,508
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(i)	75	76
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(i)	910	868
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046 (f)(i)	621	596
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(i)	94,741	79,822
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (f)(i)	887	894
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (f)(i)	172	173
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (f)(i)	2,032	2,041
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (f)(i)	1,681	1,664
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (f)(i)	4,284	4,337
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (f)(i)	801	804
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (f)(i)	145	145
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (f)(i)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (f)(i)	159	160
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (f)(i)	1,007	989
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (f)(i)	100	100
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (f)(i)	352	352
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (f)(i)	159	160
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (f)(i)	1,073	1,077
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(i)	446	449
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (f)(i)	78	78
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (f)(i)	15,258	15,313
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(i)	930	932
Capital Income Builder — Page 45 of 57

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.38% 9/15/2039 (f)(g)(i)	USD155	$157
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(i)	493	504
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (f)(i)	723	726
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (f)(i)	106	107
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (f)(i)	26	26
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (f)(i)	766	768
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (f)(i)	502	503
Reach Financial, LLC, Series 2026-1A, Class C, 4.80% 2/15/2033 (f)(i)	703	706
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (f)(i)	64	64
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (f)(i)	110	110
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (f)(i)	268	270
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (f)(i)	104	105
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(i)	513	492
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033 (f)(i)	437	429
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(i)	1,258	1,254
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(i)	1,485	1,482
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054 (f)(i)	1,541	1,521
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(i)	666	648
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (i)	20,413	20,694
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(i)	182	175
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(i)	459	436
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (f)(i)	301	289
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (f)(i)	569	544
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(i)	621	624
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(i)	1,191	1,127
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (f)(i)	437	420
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(i)	1,785	1,794
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(i)	1,277	1,284
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(i)	109	111
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (i)(k)	1,316	1,319
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (f)(i)	197	198
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027 (f)(i)	430	430
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(i)	209	210
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.128% 10/20/2026 (f)(i)	1,825	1,826
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(i)	376	378
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (f)(i)	270	271
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (f)(i)	1,052	1,057
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (f)(i)	160	161
		351,418
Auto loan 0.24%
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (f)(i)	1,731	1,733
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (f)(i)	1,986	1,990
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(i)	1,869	1,879
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (i)	344	346
AutoNation Finance Trust, Series 2025-1A, Class A2, 4.72% 4/10/2028 (f)(i)	420	421
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (f)(i)	657	658
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (f)(i)	1,515	1,513
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (f)(i)	231	230
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (f)(i)	145	149
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (f)(i)	6,271	6,366
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(i)	29,522	30,743
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (f)(i)	385	399
Capital Income Builder — Page 46 of 57

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (i)	USD35	$35
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 4.73% 2/15/2028 (i)	856	857
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (i)	400	401
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (i)	355	357
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (i)	369	370
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (f)(i)	202	203
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (f)(i)	100	101
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (i)	1	1
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (i)	150	150
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (i)	614	614
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (i)	338	341
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (i)	956	960
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (i)	323	325
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (i)	745	765
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032 (f)(i)	1,480	1,550
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(i)	15,564	16,078
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (f)(i)	16,177	16,227
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(i)	20,420	20,566
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (i)	2,697	2,706
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (f)(i)	121	121
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (f)(i)	15	15
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (f)(i)	1,138	1,140
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (f)(i)	111	111
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (f)(i)	166	167
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (f)(i)	653	657
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030 (f)(i)	915	955
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(i)	1,938	1,946
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(i)	116	117
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (f)(i)	1,272	1,272
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027 (i)	205	206
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (f)(i)	25,200	25,861
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (f)(i)	16,218	16,776
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (f)(i)	341	342
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (f)(i)	2,012	1,967
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(i)	14,850	14,616
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(i)	5,267	5,183
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(i)	826	812
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (f)(i)	281	285
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (f)(i)	262	275
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (f)(i)	742	752
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (f)(i)	824	839
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (f)(i)	353	363
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (f)(i)	833	836
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (f)(i)	958	986
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (f)(i)	24,998	25,724
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (f)(i)	453	467
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (f)(i)	1,157	1,162
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (f)(i)	74	75
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(i)	119	120
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (f)(i)	108	108
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (i)	477	481
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (f)(i)	793	794
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (f)(i)	214	214
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (f)(i)	580	583
Capital Income Builder — Page 47 of 57

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (i)	USD6	$6
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (i)	293	293
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (i)	79	79
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (i)	195	195
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (i)	380	381
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029 (i)	669	670
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (i)	249	254
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (f)(i)	24	25
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (f)(i)	131	133
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (f)(i)	224	225
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (f)(i)	1,949	1,955
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (f)(i)	1,513	1,518
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (f)(i)	19,538	19,502
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (f)(i)	24,543	25,107
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (b)(f)(i)(n)	1,675	972
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (f)(i)	101	102
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (f)(i)	222	224
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (f)(i)	112	113
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027 (f)(i)	4,343	4,348
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(i)	162	162
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (f)(i)	858	861
Westlake Automobile Receivables Trust, Series 2025-3A, Class A2, 4.31% 4/17/2028 (f)(i)	3,000	3,005
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(i)	4,547	4,560
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (f)(i)	10,519	10,549
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (f)(i)	129	131
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (f)(i)	204	206
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (f)(i)	295	298
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (f)(i)	870	879
World OMNI Select Auto Trust, Series 2025-A, Class A2A, 4.14% 5/15/2030 (i)	1,157	1,161
		293,276
Student loan 0.04%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (f)(i)	343	317
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(i)	5,261	4,849
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(i)	8,220	7,848
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(i)	19,142	18,170
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062 (f)(i)	1,328	1,156
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (f)(i)	1,889	1,676
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.530% 4/20/2062 (f)(g)(i)	9,895	9,876
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (f)(i)	2,859	2,621
		46,513
Credit card 0.03%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(i)	2,500	2,504
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028 (i)	28,213	28,232
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (f)(i)	153	155
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (f)(i)	112	112
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (f)(i)	100	100
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (f)(i)	104	104
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (f)(i)	156	157
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(i)	529	531
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (f)(i)	2,202	2,211
Capital Income Builder — Page 48 of 57

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Credit card (continued)	Principal amount (000)	Value (000)
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (i)	USD539	$549
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (i)	658	665
		35,320
Collateralized loan obligations 0.01%
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.798% 4/20/2032 (f)(g)(i)	211	212
ARES CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.758% 10/24/2036 (f)(g)(i)	1,939	1,942
Ballyrock, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.72% 10/15/2036 (f)(g)(i)	1,876	1,876
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 4.782% 5/17/2031 (f)(g)(i)	327	328
Blackrock CLO, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 5.047% 11/21/2033 (f)(g)(i)	2,487	2,490
Bluemountain CLO, Ltd., Series 2018-22, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.014% 7/15/2031 (f)(g)(i)	200	201
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.768% 4/19/2034 (f)(g)(i)	3,284	3,290
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.752% 7/15/2036 (f)(g)(i)	2,077	2,081
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.711% 7/23/2032 (f)(g)(i)	1,725	1,726
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 4.672% 1/15/2033 (f)(g)(i)	517	517
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.079% 7/18/2031 (f)(g)(i)	268	268
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.712% 4/15/2032 (f)(g)(i)	257	257
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.672% 7/15/2032 (f)(g)(i)	242	241
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.722% 4/15/2034 (f)(g)(i)	517	517
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (f)(g)(i)	1,068	1,069
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.059% 4/20/2032 (f)(g)(i)	475	476
		17,491
Total asset-backed obligations		744,018
Loans 0.15% Health care 0.05%
Medline Borrower, LP, Term Loan B, (1-month USD CME Term SOFR + 1.75%) 5.422% 10/23/2028 (g)(o)	922	925
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.522% 3/29/2029 (g)(o)	64,931	58,492
		59,417
Communication services 0.04%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.172% 9/27/2029 (g)(o)	17,830	17,800
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.814% 12/1/2028 (g)(o)	11,999	11,953
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 8.95% 6/4/2029 (g)(o)	33	33
Versant Media Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 7.161% 01/30/2031 (g)(o)	9,020	9,031
X Corp., Term Loan B3, 9.50% 10/26/2029 (o)	6,000	6,223
		45,040
Capital Income Builder — Page 49 of 57

unaudited
Bonds, notes & other debt instruments (continued) Loans (continued) Industrials 0.03%	Principal amount (000)	Value (000)
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.00%) 5.672% 9/29/2031 (g)(o)	USD4,215	$4,228
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.517% 2/1/2028 (g)(o)	41,911	38,820
		43,048
Information technology 0.02%
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.286% 3/2/2029 (g)(o)	10,897	10,890
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.614%) 8.286% 5/30/2030 (g)(o)	15,109	15,070
		25,960
Financials 0.01%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(f)(g)(o)	6,759	6,709
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.595% 7/30/2032 (g)(o)	5,115	5,083
		11,792
Materials 0.00%
Consolidated Energy Finance SA, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.198% 11/15/2030 (g)(o)	995	874
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 5.922% 2/10/2032 (g)(o)	1,290	1,291
		2,165
Utilities 0.00%
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 5.672% 11/25/2032 (g)(o)	2,060	2,065
Total loans		189,487
Bonds & notes of governments & government agencies outside the U.S. 0.14% Mexico 0.05%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	3,205	3,260
United Mexican States 3.50% 9/19/2029	EUR4,500	5,351
United Mexican States 3.875% 5/16/2031	5,016	5,952
United Mexican States 5.625% 2/9/2034	USD6,113	6,098
United Mexican States 6.00% 5/7/2036	6,115	6,155
United Mexican States 6.875% 5/13/2037	1,815	1,923
United Mexican States 6.625% 1/29/2038	675	703
United Mexican States 5.00% 4/27/2051	5,978	4,792
United Mexican States 6.338% 5/4/2053	3,120	2,966
United Mexican States 7.375% 5/13/2055	18,830	20,189
United Mexican States 3.75% 4/19/2071	2,550	1,508
		58,897
Brazil 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL200,028	35,711
Saudi Arabia 0.02%
Saudi Arabia (Kingdom of) 3.628% 4/20/2027 (f)	USD5,000	4,982
Saudi Arabia (Kingdom of) 3.625% 3/4/2028 (f)	11,435	11,330
Saudi Arabia (Kingdom of) 5.875% 1/12/2056 (f)	3,738	3,653
		19,965
Peru 0.01%
Peru (Republic of) 2.783% 1/23/2031	12,640	11,696
Peru (Republic of) 5.50% 3/30/2036	1,850	1,883
Peru (Republic of) 5.875% 8/8/2054	840	826
		14,405
Capital Income Builder — Page 50 of 57

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Japan 0.01%	Principal amount (000)	Value (000)
Japan 2.10% 12/20/2035	JPY2,051,450	$13,106
Qatar 0.01%
Qatar (State of) 4.50% 4/23/2028 (f)	USD7,070	7,167
Qatar (State of) 5.103% 4/23/2048 (f)	4,800	4,679
		11,846
Colombia 0.01%
Colombia (Republic of) 5.375% 1/21/2029	2,280	2,272
Colombia (Republic of) 6.125% 1/21/2031	1,190	1,188
Colombia (Republic of) 8.00% 4/20/2033	2,500	2,688
Colombia (Republic of) 7.50% 2/2/2034	1,090	1,140
Colombia (Republic of) 8.00% 11/14/2035	762	815
Colombia (Republic of) 7.75% 11/7/2036	245	256
		8,359
Romania 0.00%
Romania (Republic of) 3.50% 4/3/2034	EUR2,373	2,569
Romania (Republic of) 3.50% 4/3/2034	1,770	1,916
		4,485
Greece 0.00%
Greece (Hellenic Republic of) 3.625% 6/15/2035	1,500	1,819
Greece (Hellenic Republic of) 3.375% 6/16/2036	865	1,019
		2,838
Total bonds & notes of governments & government agencies outside the U.S.		169,612
Municipals 0.03% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	USD1,030	913
Illinois 0.02%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	20,186	20,675
Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,100	7,367
Ohio 0.00%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,690	4,268
Texas 0.00%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	5,679
Total municipals		38,902
Capital Income Builder — Page 51 of 57

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.03%	Principal amount (000)	Value (000)
Federal National Mortgage Association 2.125% 4/24/2026 (h)	USD37,230	$37,104
Total bonds, notes & other debt instruments (cost: $18,316,112,000)		18,039,126
Investment funds 2.20%	Shares
Capital Group Central Corporate Bond Fund (e)	322,933,137	2,741,702
Total investment funds (cost: $3,181,851,000)		2,741,702
Short-term securities 4.09% Money market investments 4.03%
Capital Group Central Cash Fund 3.62% (e)(p)	50,100,038	5,010,004
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 3.62% (e)(p)(q)	190,529	19,053
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.61% (p)(q)	9,737,623	9,737
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.57% (p)(q)	7,200,000	7,200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.58% (p)(q)	7,200,000	7,200
Fidelity Investments Money Market Government Portfolio, Class I 3.57% (p)(q)	7,200,000	7,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.61% (p)(q)	5,700,000	5,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.64% (p)(q)	5,700,000	5,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (p)(q)	5,700,000	5,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.55% (p)(q)	5,000,000	5,000
		72,490
Total short-term securities (cost: $5,082,085,000)		5,082,494
Total investment securities 100.30% (cost: $88,594,069,000)		124,673,596
Other assets less liabilities (0.30)%		(374,642)
Net assets 100.00%		$124,298,954
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2026 (000)
2 Year Euro-Schatz Futures	Long	448	3/10/2026	USD56,771	$(15)
2 Year U.S. Treasury Note Futures	Long	27,429	4/6/2026	5,718,732	(9,755)
5 Year Euro-Bobl Futures	Short	98	3/10/2026	(13,546)	(13)
5 Year U.S. Treasury Note Futures	Long	23,440	4/6/2026	2,553,312	(15,224)
10 Year Italy Government Bond Futures	Long	103	3/10/2026	14,786	69
10 Year Euro-Bund Futures	Short	201	3/10/2026	(30,537)	84
10 Year Japanese Government Bond Futures	Short	6	3/23/2026	(5,102)	(14)
10 Year Ultra U.S. Treasury Note Futures	Short	1,289	3/31/2026	(147,147)	1,004
10 Year U.S. Treasury Note Futures	Short	2,147	3/31/2026	(240,095)	3,398
20 Year U.S. Treasury Bond Futures	Long	818	3/31/2026	94,172	(1,486)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,194	3/31/2026	375,095	(7,821)
					$(29,773)
Capital Income Builder — Page 52 of 57

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	27,652	BRL	150,378	Goldman Sachs	2/10/2026	$(846)
USD	1,004	EUR	860	Standard Chartered Bank	2/13/2026	(17)
USD	5,860	EUR	5,016	Bank of New York Mellon	2/13/2026	(89)
JPY	44,000	USD	279	Bank of New York Mellon	2/20/2026	6
JPY	9,500	USD	60	Citibank	2/20/2026	1
USD	105	JPY	16,500	Citibank	2/20/2026	(2)
USD	12,961	JPY	2,046,000	Goldman Sachs	2/20/2026	(281)
USD	6,707	BRL	36,395	Citibank	2/24/2026	(171)
USD	16,620	EUR	14,123	Morgan Stanley	2/27/2026	(142)
USD	14,736	EUR	12,297	UBS AG	3/4/2026	138
						$(1,403)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 1/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.41%	Annual	12/20/2029	USD634,000	$882	$—	$882
SOFR	Annual	3.045%	Annual	7/27/2050	65,600	11,908	—	11,908
3.0878%	Annual	TONAR	Annual	1/22/2056	JPY280,550	47	—	47
						$12,837	$—	$12,837
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 1/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2026 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD45,619	$(1,028)	$(1,008)	$(20)
CDX.EM.44	1.00%	Quarterly	12/20/2030	28,000	336	601	(265)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	47,025	(3,942)	(3,611)	(331)
					$(4,634)	$(4,018)	$(616)
Investments in affiliates (e)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend or interest income (000)
Common stocks 0.27%
Industrials 0.00%
Trinity Industries, Inc. (r)	$122,594	$18,928	$69,340	$10,723	$(6,860)	$—	$1,537
Capital Income Builder — Page 53 of 57

unaudited
Investments in affiliates (e) (continued)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend or interest income (000)
Energy 0.27%
South Bow Corp. (a)	$290,818	$9,062	$—	$—	$28,450	$328,330	$5,598
Total common stocks						328,330
Investment funds 2.20%
Capital Group Central Corporate Bond Fund	2,726,154	31,618	—	—	(16,070)	2,741,702	31,618
Short-term securities 4.04%
Money market investments 4.03%
Capital Group Central Cash Fund 3.62% (p)	7,958,233	3,601,209	6,548,223	588	(1,803)	5,010,004	65,625
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 3.62% (p)(q)	27,985		8,932 (s)			19,053	— (t)
Total short-term securities						5,029,057
Total 6.51%				$11,311	$3,717	$8,099,089	$104,378
Restricted securities (m)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 6.625% 8/6/2029	4/1/2020-12/15/2025	$2,164	$2,275	0.00%(u)
Modec Finance BV 7.84% 7/15/2026 (b)	7/28/2023	2,000	2,025	0.00 (u)
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024-12/15/2025	1,147	1,170	0.00 (u)
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	355	360	0.00 (u)
Total		$5,666	$5,830	0.00%(u)

(a)	All or a portion of this security was on loan.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Non-income producing.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,532,772,000, which represented 2.04% of the net assets of the fund.

(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $105,985,000, which represented 0.09% of the net assets of the fund.
(i)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(j)	Represents securities transacted on a TBA basis.
(k)	Step bond; coupon rate may change at a later date.
(l)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(m)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(n)	Scheduled interest and/or principal payment was not received.
(o)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $189,487,000, which represented 0.15% of the net assets of the fund.

(p)	Rate represents the seven-day yield at 1/31/2026.
(q)	Security purchased with cash collateral from securities on loan.
(r)	Affiliated issuer during the reporting period but no longer an affiliate at 1/31/2026. Refer to the investment portfolio for the security value at 1/31/2026.
(s)	Represents net activity.
(t)	Dividend income is included with securities lending income and is not shown in this table.
(u)	Amount less than 0.01%.
Capital Income Builder — Page 54 of 57

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $11,652,311,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $61,468,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $707,865,000 and $141,135,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as
Capital Income Builder — Page 55 of 57

unaudited
the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of January 31, 2026, were as follows (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$19,581,816	$—	$— *	$19,581,816
Information technology	13,600,103	—	—	13,600,103
Industrials	11,767,853	—	—	11,767,853
Health care	11,343,088	—	—	11,343,088
Consumer staples	10,427,964	—	—	10,427,964
Utilities	6,844,661	113,810	—	6,958,471
Consumer discretionary	6,601,114	—	—	6,601,114
Energy	6,142,046	—	—	6,142,046
Materials	4,685,515	—	—	4,685,515
Communication services	4,272,494	—	—	4,272,494
Real estate	2,784,953	—	—	2,784,953
Preferred securities	117,246	10,335	—	127,581
Convertible stocks	515,209	—	—	515,209
Convertible bonds & notes	—	2,067	—	2,067
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	7,466,630	—	7,466,630
Mortgage-backed obligations	—	5,540,117	5,272	5,545,389
Corporate bonds and notes	—	3,845,959	2,025	3,847,984
Other bonds & notes	—	1,171,442	7,681	1,179,123
Investment funds	2,741,702	—	—	2,741,702
Short-term securities	5,082,494	—	—	5,082,494
Total	$106,508,258	$18,150,360	$14,978	$124,673,596

Refer to the end of the table(s) for footnote(s).
Capital Income Builder — Page 56 of 57

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,555	$—	$—	$4,555
Unrealized appreciation on open forward currency contracts	—	145	—	145
Unrealized appreciation on centrally cleared interest rate swaps	—	12,837	—	12,837
Liabilities:
Unrealized depreciation on futures contracts	(34,328)	—	—	(34,328)
Unrealized depreciation on open forward currency contracts	—	(1,548)	—	(1,548)
Unrealized depreciation on centrally cleared credit default swaps	—	(616)	—	(616)
Total	$(29,773)	$10,818	$—	$(18,955)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fncg. = Financing
FSA = Financial Security Assurance insured
GBP = British pounds
GO = General Obligation

ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
MXN = Mexican pesos
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-012-0326
Capital Income Builder — Page 57 of 57